UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2014

Parametric Tax-Managed Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	37

Important Notices	38

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Performance1,2

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, Ph.D, CFA, all of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	–10.29%	–3.61%	3.63%	9.81%
Institutional Class at NAV with redemption fee	—	—	–12.04	–5.50	3.25	9.63
MSCI Emerging Markets Index	—	—	–7.84%	–2.19%	1.78%	8.42%

% After-Tax Average Annual Returns with Redemption Fee		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Institutional Class After Taxes on Distributions		06/30/1998	06/30/1998	–5.88%	3.04%	9.41%
Institutional Class After Taxes on Distributions and Sale of Fund Shares		—	—	–2.62	2.75	8.21

% Total Annual Operating Expense Ratios[3]						Institutional Class
						0.95%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

MTN Group, Ltd.	1.1%
America Movil SAB de CV, Series L	1.1
China Mobile, Ltd.	1.0
Samsung Electronics Co., Ltd.	1.0
Taiwan Semiconductor Manufacturing Co., Ltd.	0.7
Tencent Holdings, Ltd.	0.6
OAO Gazprom ADR	0.6
Grupo Televisa SAB, Series CPO	0.6
Naspers, Ltd., Class N	0.5
China Construction Bank Corp., Class H	0.5
Total	7.7%

See Endnotes and Additional Disclosures in this report.

3

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Institutional Class shares are subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 – December 31, 2014).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/14)	Ending Account Value (12/31/14)	Expenses Paid During Period* (7/1/14 – 12/31/14)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$897.10	$4.54	0.95%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.40	$4.84	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2014.

5

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value

Argentina — 0.8%
Adecoagro SA(1)	191,900	$1,537,119
Arcos Dorados Holdings, Inc., Class A	500,800	2,709,328
Banco Macro SA, Class B	130,676	764,187
Banco Macro SA, Class B ADR	13,200	577,236
BBVA Banco Frances SA	76,594	481,399
BBVA Banco Frances SA ADR	6,799	93,758
Cresud SA ADR	59,461	599,957
Grupo Financiero Galicia SA, Class B ADR	111,800	1,776,502
IRSA Inversiones y Representaciones SA	119,544	247,152
IRSA Inversiones y Representaciones SA ADR	18,400	282,808
Ledesma SAAI	259,501	200,807
MercadoLibre, Inc.	49,700	6,345,199
Molinos Rio de la Plata SA, Class B(1)	93,310	396,853
Pampa Energia SA ADR(1)	210,500	2,109,210
Petrobras Energia SA ADR	423,093	2,090,079
Siderar SAIC	2,005,200	1,428,479
Telecom Argentina SA ADR	153,100	2,962,485
Telecom Argentina SA, Class B	229,824	1,248,970
Transportadora de Gas del Sur SA	252,923	233,067
Transportadora de Gas del Sur SA ADR	223,736	783,076
YPF SA ADR	101,600	2,689,352

		$29,557,023

Bahrain — 0.4%
Ahli United Bank BSC	8,950,414	$7,204,464
Al-Salam Bank	12,108,076	3,988,685
Gulf Finance House EC(1)	23,571,760	1,876,596
Ithmaar Bank BSC(1)	11,216,152	1,775,741

		$14,845,486

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	378,354	$329,276
Al-Arafah Islami Bank, Ltd.(1)	3,219,220	617,590
Bangladesh Building Systems, Ltd.	526,800	307,201
Bangladesh Export Import Co., Ltd.(1)	4,670,725	2,160,334
Beximco Pharmaceuticals, Ltd.	1,087,222	820,540
British American Tobacco Bangladesh Co., Ltd.	27,950	949,446
BSRM Steels, Ltd.	1,250,000	1,389,996
City Bank, Ltd. (The)(1)	3,467,280	964,305
Grameenphone, Ltd.	943,200	4,353,682
Heidelberger Cement Bangladesh, Ltd.	103,700	665,037
Islami Bank Bangladesh, Ltd.	2,422,550	725,541
Jamuna Oil Co., Ltd.	212,850	554,085
Khulna Power Co., Ltd.	1,208,340	874,384

Security	Shares	Value

Bangladesh (continued)
Lankabangla Finance, Ltd.	1,645,350	$929,506
Malek Spinning Mills, Ltd.	1,020,000	255,281
Meghna Petroleum, Ltd.	210,100	566,768
National Bank, Ltd.(1)	7,923,850	1,174,241
Olympic Industries, Ltd.	278,775	812,567
Padma Oil Co., Ltd.	175,100	570,074
People’s Leasing and Financial Services, Ltd.(1)	604,890	180,135
Pubali Bank, Ltd.	1,779,933	584,745
Social Islami Bank, Ltd.	2,453,500	432,009
Southeast Bank, Ltd.	1,909,500	477,527
Square Pharmaceuticals, Ltd.	1,280,553	4,261,090
Summit Power, Ltd.(1)	1,315,715	639,349
Titas Gas Transmission & Distribution Co., Ltd.	1,857,500	1,910,588
United Airways Bangladesh, Ltd.(1)	8,470,123	978,802
United Commercial Bank, Ltd.	5,012,000	1,875,036

		$30,359,135

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$506,657
Botswana Insurance Holdings, Ltd.	801,726	969,742
First National Bank of Botswana, Ltd.	7,511,600	2,857,503
Letshego Holdings, Ltd.	16,310,999	4,557,378
Sechaba Breweries, Ltd.	1,086,400	3,203,250
Sefalana Holding Co.	991,000	963,788
Standard Chartered Bank Botswana, Ltd.	850,790	1,123,738

		$14,182,056

Brazil — 5.7%
AES Tiete SA, PFC Shares	147,816	$1,007,609
All America Latina Logistica SA (Units)	501,200	954,056
AMBEV SA	1,984,125	12,203,914
B2W Companhia Global do Varejo(1)	118,400	999,509
Banco Bradesco SA ADR, PFC Shares	235,428	3,147,672
Banco Bradesco SA, PFC Shares	910,996	12,015,469
Banco do Brasil SA	547,199	4,893,131
BM&F Bovespa SA	962,500	3,566,558
Bombril SA, PFC Shares	39,000	35,505
BR Malls Participacoes SA	271,000	1,675,017
BR Properties SA	172,100	663,616
Bradespar SA, PFC Shares	77,600	417,455
Braskem SA, PFC Shares	61,000	401,588
BRF-Brasil Foods SA	252,966	6,037,229
BRF-Brasil Foods SA ADR	25,600	597,760
Centrais Eletricas Brasileiras SA, PFC Shares	371,182	1,142,227
CETIP SA - Mercados Organizados	155,700	1,886,066

6	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	$526,669
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	31,056	1,152,304
Cia de Concessoes Rodoviarias SA (CCR)	744,600	4,316,562
Cia de Saneamento Basico do Estado de Sao Paulo	227,200	1,453,868
Cia de Saneamento Basico do Estado de Sao Paulo ADR	99,800	627,742
Cia de Saneamento de Minas Gerais-COPASA	64,400	610,034
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	40,663	634,834
Cia Energetica de Minas Gerais SA, PFC Shares	682,653	3,374,487
Cia Energetica de Sao Paulo, Class B, PFC Shares	200,600	2,023,206
Cia Hering	124,800	950,719
Cia Paranaense de Energia-Copel, PFC Shares	104,300	1,408,611
Cia Siderurgica Nacional SA	253,400	531,928
Cia Siderurgica Nacional SA ADR	62,200	129,376
Cielo SA	1,142,700	17,912,990
Contax Participacoes SA, PFC Shares	151,000	119,291
Cosan Logistica SA(1)	52,100	56,055
Cosan SA Industria e Comercio	52,100	565,452
CPFL Energia SA	272,500	1,895,465
Cyrela Brazil Realty SA	249,524	1,038,197
Duratex SA	168,483	508,960
EcoRodovias Infraestrutura e Logistica SA	165,800	664,897
EDP-Energias do Brasil SA	240,700	812,233
Eletropaulo Metropolitana SA, Class B, PFC Shares	148,868	484,989
Embraer SA	483,332	4,443,847
Embraer SA ADR	26,152	963,963
Equatorial Energia SA	114,600	1,194,199
Estacio Participacoes SA	226,800	2,032,344
Even Construtora e Incorporadora SA	108,200	221,431
Ez Tec Empreendimentos e Participacoes SA	28,800	238,357
Fibria Celulose SA(1)	24,585	300,677
Fibria Celulose SA ADR(1)	54,900	665,937
Gafisa SA	542,900	449,319
Gerdau SA ADR	170,900	606,695
Gerdau SA, PFC Shares	161,400	581,676
Gol Linhas Aereas Inteligentes SA, PFC Shares	187,000	1,067,888
Hypermarcas SA(1)	213,700	1,338,539
Iochpe-Maxion SA	78,100	358,446
Itau Unibanco Holding SA ADR, PFC Shares	136,342	1,773,809
Itau Unibanco Holding SA, PFC Shares	1,040,732	13,546,508
Itausa-Investimentos Itau SA, PFC Shares	2,042,994	7,216,806
JBS SA	444,227	1,871,696
Klabin SA, PFC Shares	981,500	1,063,396
Kroton Educacional SA	868,632	5,065,005
Light SA	83,200	532,715

Security	Shares	Value

Brazil (continued)
Localiza Rent a Car SA	132,025	$1,773,611
Lojas Americanas SA, PFC Shares	469,642	3,045,906
Lojas Renner SA	96,800	2,784,702
Marcopolo SA, PFC Shares	775,200	971,114
Metalurgica Gerdau SA, PFC Shares	110,200	468,460
MRV Engenharia e Participacoes SA	288,000	812,580
Multiplus SA	20,400	245,580
Natura Cosmeticos SA	104,400	1,250,899
Odontoprev SA	305,600	1,133,555
Oi SA ADR(1)	11,165	35,617
Oi SA, PFC Shares(1)	862,084	2,792,320
PDG Realty SA Empreendimentos e Participacoes(1)	1,557,500	503,894
Petroleo Brasileiro SA	275,200	992,840
Petroleo Brasileiro SA ADR	501,900	3,804,402
Petroleo Brasileiro SA, PFC Shares	1,705,500	6,428,828
Prumo Logistica SA(1)	1,122,100	181,515
Qualicorp SA(1)	247,000	2,583,177
Randon Participacoes SA, PFC Shares	211,812	380,086
Souza Cruz SA	198,800	1,444,894
Suzano Papel e Celulose SA, PFC Shares	150,500	636,944
Telefonica Brasil SA ADR	68,700	1,214,616
Telefonica Brasil SA, PFC Shares	370,805	6,535,330
Tim Participacoes SA	1,432,244	6,347,090
Totvs SA	185,500	2,442,442
Tractebel Energia SA	167,600	2,132,988
Transmissora Alianca de Energia Electrica SA	33,800	239,558
Ultrapar Participacoes SA	140,048	2,710,657
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	243,800	463,167
Vale SA ADR, PFC Shares	337,600	2,450,976
Vale SA, PFC Shares	1,241,192	8,979,054
Weg SA	260,910	3,003,478

		$207,766,783

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$77,594
Bulgartabak Holding(1)	3,450	99,147
CB First Investment Bank AD(1)	54,000	93,908
Chimimport AD(1)	825,588	885,632
Corporate Commercial Bank AD(1)	19,900	37,405
Industrial Holding Bulgaria PLC(1)	576,865	411,531
Olovno Tzinkov Komplex AD(1)(2)	33,800	0
Petrol AD(1)	76,205	106,710
Sopharma AD	303,500	732,158

		$2,444,085

7	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile — 3.0%
AES Gener SA	2,699,259	$1,436,580
Aguas Andinas SA, Series A	3,538,400	2,066,836
Almendral SA	7,092,000	560,910
Antarchile SA, Series A	114,800	1,378,962
Banco de Chile	47,499,753	5,521,680
Banco de Chile ADR	20,591	1,419,544
Banco de Credito e Inversiones	78,597	3,859,269
Banco Santander Chile SA ADR	269,549	5,315,506
Banmedica SA	160,896	286,320
Besalco SA	823,600	474,971
Bupa Chile SA, PFC Shares	294,892	241,501
Cap SA	155,300	690,649
Cencosud SA	2,049,801	5,049,691
Cia Cervecerias Unidas SA ADR	108,600	2,014,530
Cia Sud Americana de Vapores SA(1)	10,829,733	407,922
Colbun SA	8,562,100	2,295,218
Corpbanca SA	222,749,200	2,677,468
Corpbanca SA ADR	56,666	1,007,522
Embotelladora Andina SA, Series A ADR	25,100	361,315
Embotelladora Andina SA, Series A, PFC Shares	202,478	491,098
Embotelladora Andina SA, Series B ADR	49,672	844,424
Empresa Nacional de Electricidad SA ADR	134,059	5,997,800
Empresa Nacional de Telecomunicaciones SA	300,123	2,999,252
Empresas CMPC SA	2,175,800	5,466,209
Empresas Copec SA	1,001,804	11,307,229
Enersis SA	9,328,000	3,066,298
Enersis SA ADR	266,371	4,269,927
Forus SA	64,662	271,156
Inversiones Aguas Metropolitanas SA	485,500	752,065
Invexans SA(1)	46,613,425	765,754
Latam Airlines Group SA(1)	181,573	2,109,227
Latam Airlines Group SA ADR(1)	227,448	2,724,827
Latam Airlines Group SA BDR(1)	29,520	355,368
Masisa SA	5,792,050	176,558
Parque Arauco SA	1,452,200	2,785,238
Quinenco SA	490,001	1,049,598
Ripley Corp. SA	1,626,000	787,682
S.A.C.I. Falabella	1,395,142	9,363,014
Salfacorp SA	1,303,900	973,252
Sigdo Koppers SA	879,641	1,362,436
Sociedad Matriz SAAM SA	6,677,681	516,258
Sociedad Quimica y Minera de Chile SA, Series A(2)	20,950	548,311
Sociedad Quimica y Minera de Chile SA, Series B ADR	149,600	3,572,448
Sonda SA	2,847,562	6,753,634
Vina Concha y Toro SA ADR	26,701	1,008,497

		$107,383,954

Security	Shares	Value

China — 9.9%
Agile Property Holdings, Ltd.	486,000	$276,232
Agricultural Bank of China, Ltd., Class H	7,024,000	3,532,829
Air China, Ltd., Class H	1,770,000	1,423,565
Aluminum Corp. of China, Ltd., Class H(1)	2,306,000	1,060,532
Angang Steel Co., Ltd., Class H	1,148,000	970,852
Anhui Conch Cement Co., Ltd., Class H	1,014,000	3,760,657
ANTA Sports Products, Ltd.	887,000	1,559,240
Baidu, Inc. ADR(1)	39,900	9,096,003
Bank of China, Ltd., Class H	18,651,000	10,468,229
Bank of Communications, Ltd., Class H	2,201,300	2,038,220
BBMG Corp., Class H	1,134,500	946,071
Beijing Capital International Airport Co., Ltd., Class H	596,000	474,341
Beijing Enterprises Holdings, Ltd.	223,500	1,747,928
Beijing Enterprises Water Group, Ltd.(1)	916,000	616,608
BOE Technology Group Co., Ltd., Class B(1)	1,686,360	581,152
BYD Co., Ltd., Class H	575,000	2,217,505
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,619,660	0
China Agri-Industries Holdings, Ltd.	2,380,000	949,634
China Bluechemical, Ltd., Class H	1,348,000	471,557
China Cinda Asset Management, Co., Ltd., Class H(1)	3,202,000	1,558,785
China CITIC Bank Corp., Ltd., Class H	2,727,000	2,170,577
China Coal Energy Co., Ltd., Class H	2,861,000	1,788,460
China Communications Construction Co., Ltd., Class H	1,677,000	2,001,936
China Communications Services Corp., Ltd., Class H	2,166,000	1,010,033
China Construction Bank Corp., Class H	22,622,580	18,419,713
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,340,466
China Dongxiang (Group) Co., Ltd.	3,981,000	705,507
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	686,757
China Everbright International, Ltd.	1,156,000	1,721,507
China Everbright, Ltd.	456,000	1,079,067
China Gas Holdings, Ltd.	546,000	860,676
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	415,148
China International Marine Containers Co., Ltd., Class B	413,812	918,778
China Life Insurance Co., Ltd., Class H	2,107,000	8,214,861
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	2,479,036
China Mengniu Dairy Co., Ltd.	800,000	3,294,101
China Merchants Bank Co., Ltd., Class H	1,204,500	3,006,615
China Merchants Holdings (International) Co., Ltd.	790,000	2,648,442
China Merchants Property Development Co., Ltd., Class B	882,981	2,268,029
China Minsheng Banking Corp., Ltd., Class H	2,229,600	2,914,804
China Mobile, Ltd.	3,018,900	35,437,750
China National Building Material Co., Ltd., Class H	2,156,000	2,077,103
China Oilfield Services, Ltd., Class H	756,000	1,303,414
China Overseas Land & Investment, Ltd.	1,148,360	3,404,480

8	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
China Pacific Insurance (Group) Co., Ltd., Class H	532,000	$2,659,517
China Petroleum & Chemical Corp., Class H	12,211,800	9,889,592
China Pharmaceutical Group, Ltd.	2,036,000	1,789,571
China Railway Construction Corp., Ltd., Class H	947,500	1,203,041
China Railway Group, Ltd., Class H	2,265,000	1,852,477
China Resources Enterprise, Ltd.	688,000	1,440,827
China Resources Land, Ltd.	536,000	1,412,061
China Resources Power Holdings Co., Ltd.	1,443,000	3,708,301
China Shenhua Energy Co., Ltd., Class H	1,654,500	4,871,646
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	1,189,866
China Shipping Development Co., Ltd., Class H(1)	1,778,000	1,209,856
China Southern Airlines Co., Ltd., Class H	2,064,500	977,961
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	787,183
China Telecom Corp., Ltd., Class H	8,226,000	4,728,938
China Travel International Investment Hong Kong, Ltd.	1,660,000	573,498
China Unicom (Hong Kong), Ltd.	2,590,290	3,464,671
China Vanke Co., Ltd., Class H(1)	1,106,117	2,448,077
China Yurun Food Group, Ltd.(1)	926,000	375,763
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,947,135
CITIC, Ltd.	628,000	1,067,515
CNOOC, Ltd.	7,777,500	10,516,488
Cosco Pacific, Ltd.	1,128,000	1,600,451
Country Garden Holdings Co., Ltd.	1,582,000	625,138
Ctrip.com International, Ltd. ADR(1)	81,800	3,721,900
Datang International Power Generation Co., Ltd., Class H	3,276,000	1,768,858
Dazhong Transportation Group Co., Ltd., Class B	633,875	566,337
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,440,687
Golden Eagle Retail Group, Ltd.	516,000	575,908
Great Wall Motor Co., Ltd., Class H	836,750	4,749,149
Guangdong Investment, Ltd.	2,088,000	2,710,916
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	1,580,828
Guangzhou R&F Properties Co., Ltd., Class H	670,400	818,800
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	454,241
Hengan International Group Co., Ltd.	248,000	2,590,485
Huaneng Power International, Inc., Class H	3,084,000	4,175,186
Industrial & Commercial Bank of China, Ltd., Class H	22,783,000	16,635,960
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	345,318
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	608,186
Jiangsu Expressway Co., Ltd., Class H	796,000	947,729
Jiangxi Copper Co., Ltd., Class H	1,055,000	1,795,290
Kingboard Chemical Holdings, Ltd.	421,200	707,246
Kunlun Energy Co., Ltd.	1,678,000	1,590,082
Lee & Man Paper Manufacturing, Ltd.	876,000	492,549
Lenovo Group, Ltd.	2,596,000	3,409,308

Security	Shares	Value

China (continued)
Li Ning Co., Ltd.(1)	1,335,750	$637,870
Lonking Holdings, Ltd.	2,438,000	494,205
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	413,703
Mindray Medical International, Ltd. ADR	83,200	2,196,480
NetEase.com, Inc. ADR	22,000	2,181,080
New Oriental Education & Technology Group, Inc. ADR(1)	181,200	3,698,292
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,229,559
Parkson Retail Group, Ltd.	1,024,000	255,711
PetroChina Co., Ltd., Class H	10,100,300	11,186,133
PICC Property & Casualty Co., Ltd., Class H	1,168,000	2,253,916
Ping An Insurance (Group) Co. of China, Ltd., Class H	547,500	5,536,726
Poly Property Group Co., Ltd.	970,000	395,433
Qingling Motors Co., Ltd., Class H	1,448,966	478,245
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,132,899
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,382,888
Shanghai Diesel Engine Co., Ltd., Class B	854,400	641,092
Shanghai Electric Group Co., Ltd., Class H	1,644,000	870,824
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	321,777
Shanghai Industrial Holdings, Ltd.	291,000	869,056
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B(2)	574,800	1,105,340
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	484,423
Shimao Property Holdings, Ltd.	532,000	1,180,884
Sihuan Pharmaceutical Holdings Group, Ltd.	5,255,000	3,515,612
SINA Corp.(1)	25,700	961,437
Sino Biopharmaceutical, Ltd.	2,360,000	2,138,709
Sino-Ocean Land Holdings, Ltd.	1,370,500	777,987
Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,136,000	921,836
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	4,801,500	1,507,867
Sinopharm Group Co., Ltd., Class H	975,600	3,439,242
Sohu.com, Inc.(1)	8,700	462,666
Tencent Holdings, Ltd.	1,571,000	22,730,676
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,699,793
Travelsky Technology, Ltd., Class H	1,218,000	1,311,261
Tsingtao Brewery Co., Ltd., Class H	874,000	5,911,978
Want Want China Holdings, Ltd.	3,531,000	4,640,835
Weichai Power Co., Ltd., Class H	226,800	947,798
Wumart Stores, Inc., Class H	832,000	710,526
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,497,065
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	446,020
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	1,262,602
Zhejiang Expressway Co., Ltd., Class H	870,000	1,013,105
Zhuzhou CSR Times Electric Co., Ltd., Class H	288,000	1,673,112
Zijin Mining Group Co., Ltd., Class H	3,148,000	894,191
ZTE Corp., Class H	590,616	1,277,906

		$357,630,496

9	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia — 1.3%
Almacenes Exito SA	523,055	$6,426,765
Banco Davivienda SA, PFC Shares	141,300	1,670,747
Banco de Bogota	58,528	1,627,898
Bancolombia SA ADR, PFC Shares	127,200	6,090,336
Bolsa de Valores de Colombia	85,691,900	757,219
Celsia SA ESP	833,260	2,058,168
Cementos Argos SA	384,100	1,648,567
Cemex Latam Holdings SA(1)	25,100	168,988
Corporacion Financiera Colombiana SA	125,726	2,114,038
Ecopetrol SA	4,549,600	3,981,977
Empresa de Energia de Bogota SA	2,096,372	1,499,614
Empresa de Telecommunicaciones de Bogota SA	2,267,738	483,797
Fabricato SA(1)	34,115,900	167,242
Grupo Argos SA	341,000	2,941,511
Grupo Argos SA, PFC Shares	106,740	898,296
Grupo Aval Acciones y Valores SA	1,723,100	931,699
Grupo Aval Acciones y Valores SA, PFC Shares	888,900	478,768
Grupo de Inversiones Suramericana	327,100	5,505,575
Grupo Nutresa SA	308,763	3,715,810
Grupo Odinsa SA	111,623	347,339
Interconexion Electrica SA	859,500	3,121,180
ISAGEN SA ESP	1,706,300	2,128,836

		$48,764,370

Croatia — 0.6%
AD Plastik DD	51,587	$750,200
Adris Grupa DD, PFC Shares	45,976	2,471,395
Atlantic Grupa DD	10,811	1,606,792
Atlantska Plovidba DD(1)	15,437	761,051
Dalekovod DD(1)	20,940	46,180
Dalekovod DD	34,183	75,652
Ericsson Nikola Tesla	5,610	1,152,186
Hrvatski Telekom DD	344,257	8,165,841
Koncar-Elektroindustrija DD	6,287	680,961
Kras DD(1)	4,595	268,649
Ledo DD	1,177	1,527,658
Petrokemija DD(1)	17,450	75,451
Podravka Prehrambena Industrija DD(1)	63,577	2,910,653
Privredna Banka Zagreb DD	3,310	286,954
Valamar Riviera DD	685,752	2,153,236
Zagrebacka Banka DD	30,550	163,001

		$23,095,860

Czech Republic — 1.2%
CEZ AS	716,870	$18,407,711
Komercni Banka AS	75,140	15,463,889

Security	Shares	Value

Czech Republic (continued)
Komercni Banka AS GDR	27,154	$1,873,181
New World Resources PLC, Class A(1)	860,500	15,651
Pegas Nonwovens SA	48,000	1,338,932
Philip Morris CR AS	6,810	3,215,168
Unipetrol AS(1)	500,500	2,839,851

		$43,154,383

Egypt — 1.8%
Alexandria Mineral Oils Co.	121,900	$1,015,867
Arab Cotton Ginning	1,880,400	991,437
Commercial International Bank	2,346,735	15,982,761
Eastern Tobacco	97,097	2,980,102
Egypt Kuwait Holding Co.(1)	1,277,058	934,638
Egyptian Financial & Industrial Co.	137,064	180,740
Egyptian Financial Group-Hermes Holding SAE(1)	1,590,030	3,367,444
Egyptian International Pharmaceutical Industrial Co.	153,932	1,689,446
Egyptian Resorts Co.(1)	4,213,900	705,416
El Ezz Aldekhela Steel Alexa Co.	4,750	373,415
El Sewedy Cables Holding Co.(1)	384,121	2,217,550
Ezz Steel(1)	1,677,500	3,247,673
Ghabbour Auto(1)	345,862	1,491,479
Global Telecom Holding SAE(1)	9,908,210	5,434,974
Juhayna Food Industries(1)	2,665,536	3,544,002
Maridive & Oil Services SAE(1)	787,652	437,111
Medinet Nasr for Housing(1)	366,830	1,516,540
Misr Cement (Qena)	18,251	181,361
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	2,471,532
Oriental Weavers Co.	255,681	2,130,920
Pioneers Holding(1)	734,900	1,235,034
Qalaa Holdings(1)	1,600,000	631,729
Sidi Kerir Petrochemicals Co.	957,400	2,010,767
Six of October Development & Investment Co.(1)	275,153	540,045
South Valley Cement	485,000	501,809
Suez Cement Co.	138,000	693,284
Talaat Moustafa Group	3,963,160	5,383,787
Telecom Egypt	1,449,600	2,386,965

		$64,277,828

Estonia — 0.2%
AS Baltika(1)	226,000	$130,312
AS Merko Ehitus	75,000	646,738
AS Nordecon International	223,282	286,130
AS Olympic Entertainment Group	803,899	1,654,020
AS Tallink Group	5,354,470	4,383,293

10	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Estonia (continued)
AS Tallinna Kaubamaja	202,800	$1,248,959
AS Tallinna Vesi	35,235	558,813

		$8,908,265

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$32,200
CAL Bank, Ltd.	4,406,554	1,379,609
Ghana Commercial Bank, Ltd.	1,384,370	2,375,408
HFC Bank Ghana, Ltd.	3,899,473	1,939,942
Produce Buying Co., Ltd.(1)	650,000	24,269
SG-SSB, Ltd.	740,000	230,217
Standard Chartered Bank of Ghana, Ltd.	242,700	1,537,803
Total Petroleum Ghana, Ltd.	20,964	39,837
Unilever Ghana, Ltd.(1)	249,000	828,709

		$8,387,994

Greece — 1.4%
Aegean Marine Petroleum Network, Inc.	90,611	$1,270,366
Alpha Bank AE(1)	3,143,461	1,765,813
Athens Water Supply & Sewage Co. SA (The)	102,562	775,919
Costamare, Inc.	56,779	999,878
Diana Shipping, Inc.(1)	149,120	1,000,595
DryShips, Inc.(1)	919,800	974,988
Ellaktor SA(1)	446,201	1,144,011
FF Group(1)	63,075	2,015,266
Frigoglass SAIC(1)	72,845	147,459
GasLog, Ltd.	111,416	2,267,316
GEK Terna Holding Real Estate Construction SA(1)	243,061	555,785
Hellenic Exchanges SA(1)	114,224	639,485
Hellenic Petroleum SA	195,575	899,836
Hellenic Telecommunications Organization SA(1)	713,900	7,806,287
Intralot SA(1)	260,400	341,873
JUMBO SA	198,150	2,014,847
Marfin Investment Group Holdings SA(1)	1,111,163	252,848
Metka SA	84,400	858,140
Motor Oil (Hellas) Corinth Refineries SA	170,500	1,341,680
Mytilineos Holdings SA(1)	452,870	2,532,853
National Bank of Greece SA(1)	1,167,749	2,049,669
Navios Maritime Acquisition Corp.	191,284	694,361
Navios Maritime Holdings, Inc.	122,050	501,625
OPAP SA	402,600	4,314,382
Piraeus Bank SA(1)	1,569,500	1,707,824
Public Power Corp. SA(1)	828,408	5,409,351
Safe Bulkers, Inc.	56,600	221,306
StealthGas, Inc.(1)	101,587	641,014
Terna Energy SA(1)	96,300	219,666

Security	Shares	Value

Greece (continued)
Titan Cement Co. SA	192,307	$4,437,278
Tsakos Energy Navigation, Ltd.	201,900	1,409,262
Viohalco SA(1)	184,517	429,612

		$51,640,595

Hungary — 1.1%
Magyar Telekom Rt.(1)	4,030,434	$5,206,957
Magyar Telekom Rt. ADR(1)	37,300	235,363
MOL Hungarian Oil & Gas Rt.	221,545	9,723,234
OTP Bank Rt.	916,700	13,222,942
Richter Gedeon Nyrt.	813,720	10,958,335

		$39,346,831

India — 6.2%
ABB, Ltd.	23,000	$462,824
ACC, Ltd.	28,800	635,919
Adani Enterprises, Ltd.	139,500	1,067,185
Adani Ports and Special Economic Zone, Ltd.	551,200	2,782,725
Adani Power, Ltd.(1)	700,600	489,283
Aditya Birla Nuvo, Ltd.	14,406	384,673
Andhra Bank	192,000	287,191
Apollo Hospitals Enterprise, Ltd.	61,400	1,096,118
Ashok Leyland, Ltd.(1)	614,926	497,991
Asian Paints, Ltd.	202,000	2,395,330
Axis Bank, Ltd.	585,600	4,629,438
Bajaj Auto, Ltd.	42,600	1,636,436
Bajaj Holdings & Investment, Ltd.	11,100	245,621
Balrampur Chini Mills, Ltd.(1)	332,600	313,921
Bharat Forge, Ltd.	43,136	641,441
Bharat Heavy Electricals, Ltd.	452,800	1,903,951
Bharat Petroleum Corp., Ltd.	134,400	1,369,912
Bharti Airtel, Ltd.	1,864,101	10,344,614
Biocon, Ltd.	78,400	527,836
Cairn India, Ltd.	328,800	1,249,783
Century Textiles & Industries, Ltd.	50,000	413,763
Cipla, Ltd.	207,400	2,052,621
Coal India, Ltd.	372,500	2,249,235
Colgate-Palmolive (India), Ltd.	23,100	653,319
Container Corp. of India, Ltd.	69,900	1,500,020
Cummins India, Ltd.	68,800	950,205
Dabur India, Ltd.	278,000	1,031,052
Divi’s Laboratories, Ltd.	24,900	679,013
Dr. Reddy’s Laboratories, Ltd.	24,300	1,237,251
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	1,352,060
Essar Oil, Ltd.(1)	347,500	588,753
GAIL (India), Ltd.	250,150	1,756,409

11	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
GAIL (India), Ltd. GDR(3)	25,050	$1,049,735
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	403,226
Glenmark Pharmaceuticals, Ltd.	114,000	1,387,270
GMR Infrastructure, Ltd.	1,192,200	322,525
Grasim Industries, Ltd. GDR	13,300	704,735
Great Eastern Shipping Co., Ltd. (The)	56,700	324,438
Gujarat Ambuja Cements, Ltd.	429,400	1,550,133
HCL Technologies, Ltd.	110,800	2,810,745
HDFC Bank, Ltd.	568,700	8,534,854
Hero MotoCorp, Ltd.	51,542	2,523,678
Hindalco Industries, Ltd.	491,910	1,218,686
Hindustan Petroleum Corp., Ltd.	98,600	849,053
Hindustan Unilever, Ltd.	588,309	7,041,689
Hindustan Zinc, Ltd.	199,000	536,394
Housing Development Finance Corp., Ltd.	743,200	13,292,708
ICICI Bank, Ltd.	532,035	2,953,617
Idea Cellular, Ltd.	1,225,779	2,969,350
IDFC, Ltd.	179,200	443,869
Indian Hotels Co., Ltd.(1)	173,820	345,852
Indian Oil Corp., Ltd.	221,900	1,161,681
Infosys, Ltd.	530,016	16,423,892
ITC, Ltd.	1,223,800	7,129,080
Jain Irrigation Systems, Ltd.	169,800	187,036
Jaiprakash Associates, Ltd.(1)	1,049,550	416,250
Jindal Steel & Power, Ltd.	257,300	615,642
JSW Energy, Ltd.	590,877	959,918
JSW Steel, Ltd.	73,900	1,220,652
Kotak Mahindra Bank, Ltd.	160,700	3,195,960
Larsen & Toubro, Ltd.	112,578	2,651,153
Larsen & Toubro, Ltd. GDR	72,000	1,669,068
LIC Housing Finance, Ltd.	62,800	431,657
Lupin, Ltd.	97,200	2,197,621
Mahindra & Mahindra, Ltd.	167,400	3,260,527
Maruti Suzuki India, Ltd.	50,500	2,656,709
Motor Industries Co., Ltd.	3,900	1,199,421
Mphasis, Ltd.	53,500	328,083
Nestle India, Ltd.	12,100	1,222,214
NHPC, Ltd.	2,174,100	650,232
Nicholas Piramal India, Ltd.	41,782	550,308
NTPC, Ltd.	2,100,300	4,775,591
Oil & Natural Gas Corp., Ltd.	1,236,700	6,648,458
Oracle Financial Service Software, Ltd.	4,000	212,061
Petronet LNG, Ltd.	216,300	714,470
Power Grid Corporation of India, Ltd.	1,419,700	3,090,323
Punjab National Bank	65,000	223,833
Ranbaxy Laboratories, Ltd.(1)	26,000	258,652

Security	Shares	Value

India (continued)
Ranbaxy Laboratories, Ltd. GDR(1)(3)	70,500	$702,236
Reliance Capital, Ltd.	31,430	244,319
Reliance Communications, Ltd.(1)	945,300	1,193,500
Reliance Industries, Ltd.	934,912	13,160,043
Reliance Industries, Ltd. GDR(4)	42,816	1,195,326
Reliance Infrastructure, Ltd.	234,800	1,896,629
Reliance Power, Ltd.(1)	950,100	927,197
Sesa Sterlite, Ltd.	689,840	2,326,754
Siemens India, Ltd.	57,800	825,693
State Bank of India GDR(3)	49,600	2,441,846
Steel Authority of India, Ltd.	409,100	534,665
Sun Pharmaceutical Industries, Ltd.	496,000	6,485,378
Tata Chemicals, Ltd.	58,600	402,320
Tata Communications, Ltd.	47,000	326,994
Tata Consultancy Services, Ltd.	256,667	10,415,982
Tata Motors, Ltd.	514,600	4,023,449
Tata Motors, Ltd. ADR	19,800	837,144
Tata Power Co., Ltd.	1,428,648	1,855,855
Tata Steel, Ltd.	230,900	1,453,455
Tata Tea, Ltd.	156,000	371,651
Tech Mahindra, Ltd.	35,912	1,472,149
Titan Co., Ltd.	248,000	1,493,911
UltraTech Cement, Ltd.	37,900	1,600,041
United Spirits, Ltd.(1)	21,533	947,978
UPL, Ltd.	237,900	1,302,401
Voltas, Ltd.	224,100	857,335
Wipro, Ltd.	291,229	2,532,896
Zee Entertainment Enterprises, Ltd.	413,300	2,484,280

		$225,050,369

Indonesia — 3.3%
Adaro Energy Tbk PT	28,006,600	$2,336,722
AKR Corporindo Tbk PT	4,660,500	1,548,778
Aneka Tambang Tbk PT	10,187,000	869,519
Astra Argo Lestari Tbk PT	654,000	1,277,903
Astra International Tbk PT	16,668,000	9,940,533
Bank Central Asia Tbk PT	10,623,000	11,268,213
Bank Danamon Indonesia Tbk PT	3,922,181	1,427,304
Bank Mandiri Tbk PT	7,808,000	6,790,132
Bank Negara Indonesia Persero Tbk PT	7,849,000	3,845,965
Bank Pan Indonesia Tbk PT(1)	6,253,772	587,796
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,624,000	331,621
Bank Rakyat Indonesia Tbk PT	9,392,000	8,828,297
Barito Pacific Tbk PT(1)	1,700,000	41,469
Bhakti Investama Tbk PT	14,228,500	332,198

12	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Bumi Resources Tbk PT(1)	26,391,500	$170,127
Charoen Pokphand Indonesia Tbk PT	3,363,000	1,023,648
Delta Dunia Makmur Tbk PT(1)	18,948,000	295,029
Gudang Garam Tbk PT	578,500	2,834,025
Harum Energy Tbk PT	2,156,500	287,946
Holcim Indonesia Tbk PT	1,828,000	321,328
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	280,147
Indo Tambangraya Megah Tbk PT	808,500	997,203
Indocement Tunggal Prakarsa Tbk PT	2,604,500	5,255,223
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,342,471
Indofood Sukses Makmur Tbk PT	4,544,500	2,477,592
Indosat Tbk PT(1)	2,085,500	680,231
Jasa Marga (Persero) Tbk PT	3,247,500	1,842,872
Kalbe Farma Tbk PT	31,474,600	4,640,245
Lippo Karawaci Tbk PT	26,506,000	2,176,238
Matahari Putra Prima Tbk PT	5,148,000	1,264,604
Medco Energi Internasional Tbk PT	1,397,000	428,228
Pembangunan Perumahan Persero Tbk PT	4,793,000	1,376,840
Perusahaan Gas Negara Tbk PT	13,554,400	6,559,281
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	1,080,347
Ramayana Lestari Sentosa Tbk PT	6,516,500	411,930
Semen Gresik (Persero) Tbk PT	5,306,500	6,927,672
Sigmagold Inti Perkasa Tbk PT(1)	36,804,000	1,449,729
Surya Semesta Internusa Tbk PT	12,410,000	1,064,576
Tambang Batubara Bukit Asam Tbk PT	1,154,000	1,155,875
Telekomunikasi Indonesia Tbk PT	58,725,800	13,496,877
Trada Maritime Tbk PT(1)	9,569,000	162,973
Unilever Indonesia Tbk PT	1,100,700	2,854,951
United Tractors Tbk PT	3,148,000	4,396,510
Vale Indonesia Tbk PT	4,748,000	1,380,027
Wijaya Karya Persero Tbk PT	6,352,000	1,874,791
XL Axiata Tbk PT	2,825,500	1,107,971

		$121,043,957

Jordan — 0.8%
Al Eqbal Co. for Investment PLC	23,341	$384,701
Alia The Royal Jordanian Airlines PLC(1)	209,700	201,286
Arab Bank PLC	1,355,072	13,543,110
Arab Potash Co. PLC	71,074	1,951,763
Bank of Jordan	262,189	979,628
Cairo Amman Bank	67,860	274,888
Capital Bank of Jordan	605,501	1,286,152
Jordan Ahli Bank	517,414	962,794
Jordan Islamic Bank	225,901	1,171,945
Jordan Petroleum Refinery	427,730	2,682,388

Security	Shares	Value

Jordan (continued)
Jordan Phosphate Mines(1)	84,500	$779,128
Jordan Steel(1)	269,400	235,865
Jordan Telecom Corp.	278,100	1,377,270
Jordanian Electric Power Co.(1)	538,376	2,270,383
Union Land Development(1)	360,100	1,356,561

		$29,457,862

Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$6,085,267
KAZ Minerals PLC(1)	1,451,705	5,792,622
Kazkommertsbank JSC GDR(1)(3)	284,200	1,068,763
KazMunaiGas Exploration Production GDR(3)	632,226	9,231,155
Kcell JSC GDR(3)	421,046	4,229,003
Nostrum Oil & Gas PLC(1)	178,200	1,166,519

		$27,573,329

Kenya — 0.8%
Athi River Mining, Ltd.	2,306,300	$2,145,343
Bamburi Cement Co., Ltd.	460,041	702,984
Barclays Bank of Kenya, Ltd.	5,636,820	1,045,306
Centum Investment Co., Ltd.(1)	977,680	660,800
Co-operative Bank of Kenya, Ltd. (The)	7,306,460	1,584,151
East African Breweries, Ltd.	1,528,640	5,262,573
Equity Bank, Ltd.	6,036,700	3,334,235
KenolKobil, Ltd.	3,831,500	370,474
Kenya Airways, Ltd.(1)	2,398,400	221,326
Kenya Commercial Bank, Ltd.	5,812,860	3,635,165
Kenya Electricity Generating Co., Ltd.	1,875,100	212,007
Kenya Power & Lighting, Ltd.	8,246,893	1,327,664
Nation Media Group, Ltd.	442,376	1,295,769
NIC Bank, Ltd.	852,975	543,986
Safaricom, Ltd.	47,903,600	7,453,226
Standard Chartered Bank Kenya, Ltd.	250,721	928,715

		$30,723,724

Kuwait — 1.5%
Abyaar Real Estate Development(1)	1,440,000	$158,245
Agility Public Warehousing Co. KSC	1,721,475	4,293,330
Ahli United Bank	253,464	551,265
Al Ahli Bank of Kuwait KSCP	122,180	170,067
Al Safwa Group Co.(1)(2)	1,334,134	0
Al-Mazaya Holding Co.(1)	551,200	230,789
Al-Qurain Petrochemicals Co. KSC	1,460,000	1,004,386
Boubyan Petrochemicals Co.	1,968,750	4,355,465
Burgan Bank SAK	877,170	1,438,514

13	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Combined Group Contracting Co. KSC	125,144	$391,031
Commercial Bank of Kuwait KSCP	937,950	2,000,836
Commercial Real Estate Co. KSCC	2,369,266	775,632
Gulf Bank(1)	1,407,341	1,385,129
Gulf Cable and Electrical Industries Co. KSC	165,000	386,399
Kuwait Finance House KSCP	2,403,097	5,869,875
Kuwait Food Co. (Americana) SAK	512,500	4,873,207
Kuwait International Bank	818,000	686,341
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co. KSC	192,500	861,289
Kuwait Projects Co. Holdings KSC	964,872	2,296,613
Kuwait Real Estate Co. KSC	1,720,000	413,470
Mabanee Co. SAK	835,873	2,734,868
Mobile Telecommunications Co.	4,387,600	7,874,382
National Bank of Kuwait SAK	2,435,470	7,532,135
National Industries Group Holding(1)	3,619,875	2,330,972
National Investment Co.	645,000	333,081
National Real Estate Co.(1)	628,204	281,228
Sultan Center Food Products Co.(1)	2,160,000	674,059

		$53,902,608

Latvia — 0.0%(5)
Grindeks(1)	12,000	$93,691
Latvian Shipping Co.(1)	96,000	41,306

		$134,997

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,470,618
Byblos Bank	838,110	1,334,657
Solidere, Class A(1)	275,848	3,116,533
Solidere, Class B(1)	5,516	61,499

		$5,983,307

Lithuania — 0.1%
Apranga PVA	363,680	$1,152,934
Invalda Privatus Kapitalas AB(1)(2)	32,177	0
Klaipedos Nafta AB	1,576,663	592,583
Lesto AB	338,936	408,985
Panevezio Statybos Trestas(1)	323,592	335,200
Pieno Zvaigzdes	94,000	173,308
Rokiskio Suris	177,000	294,893
Siauliu Bankas(1)	951,158	305,925

		$3,263,828

Security	Shares	Value

Malaysia — 2.9%
Aeon Co. (M) Bhd	736,800	$661,767
Affin Holdings Bhd	236,000	195,270
Airasia Bhd	1,089,900	845,883
Alliance Financial Group Bhd	330,800	444,545
AMMB Holdings Bhd	615,900	1,156,653
Axiata Group Bhd	1,791,575	3,605,926
Batu Kawan Bhd	100,300	496,991
Berjaya Corp. Bhd	2,498,100	291,236
Berjaya Sports Toto Bhd	465,569	466,571
Boustead Holdings Bhd	412,500	567,434
British American Tobacco Malaysia Bhd	89,100	1,650,208
Bumi Armada Bhd(1)	1,902,900	592,779
Bursa Malaysia Bhd	224,600	518,375
CIMB Group Holdings Bhd	1,425,966	2,263,172
Datasonic Group Bhd	1,594,400	555,686
Dialog Group Bhd	4,501,050	1,927,150
Digi.com Bhd	1,538,000	2,709,315
Felda Global Ventures Holdings Bhd	1,136,300	706,287
Gamuda Bhd	1,983,700	2,847,518
Genting Bhd	1,303,300	3,301,559
Genting Plantations Bhd	261,000	742,085
Hartalega Holdings Bhd	121,700	244,246
Hong Leong Bank Bhd	256,700	1,025,709
Hong Leong Financial Group Bhd	136,200	640,029
IHH Healthcare Bhd	4,476,700	6,165,110
IJM Corp. Bhd	1,328,220	2,493,880
IOI Corp. Bhd	1,684,968	2,312,456
IOI Properties Group Bhd	842,484	581,001
KLCCP Stapled Group	250,000	480,760
KNM Group Bhd(1)	3,198,075	445,973
Kossan Rubber Industries	458,100	584,024
KPJ Healthcare Bhd	403,200	425,170
Kuala Lumpur Kepong Bhd	293,050	1,906,456
Kulim (Malaysia) Bhd	792,800	676,416
Lafarge Malayan Cement Bhd	789,960	2,198,732
Landmarks Bhd(1)	576,800	160,679
Malayan Banking Bhd	1,462,286	3,829,463
Malaysia Airports Holdings Bhd	200,000	388,072
Malaysian Resources Corp. Bhd	1,861,700	644,674
Maxis Bhd	1,255,300	2,451,398
Media Prima Bhd	567,300	284,494
MISC Bhd	638,440	1,317,228
MMC Corp. Bhd	662,000	451,679
Muhibbah Engineering (M) Bhd	1,581,000	842,317
Multi-Purpose Holdings Bhd	617,940	481,083
My EG Services Bhd	862,000	1,034,087

14	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Parkson Holdings Bhd(1)	641,150	$459,288
Petronas Chemicals Group Bhd	2,816,700	4,380,648
Petronas Dagangan Bhd	422,400	2,070,154
Petronas Gas Bhd	268,500	1,703,819
PPB Group Bhd	300,400	1,224,112
Press Metal Bhd	930,000	684,338
Public Bank Bhd	706,298	3,689,909
Resorts World Bhd	1,977,000	2,295,733
RHB Capital Bhd	497,700	1,081,958
Sapurakencana Petroleum Bhd	4,032,352	2,667,766
Silverlake Axis, Ltd.	394,000	371,981
Sime Darby Bhd	3,012,009	7,922,719
Sunway Bhd	378,040	353,530
Sunway Real Estate Investment Trust	1,028,200	446,858
Supermax Corp. Bhd	1,466,700	702,193
Ta Ann Holdings Bhd	355,899	392,906
Tan Chong Motor Holdings Bhd	219,000	205,160
Telekom Malaysia Bhd	1,020,100	2,002,601
Tenaga Nasional Bhd	1,450,631	5,713,241
Top Glove Corp. Bhd	210,000	271,372
UEM Land Holdings Bhd	1,112,200	445,743
UMW Holdings Bhd	391,900	1,230,352
UMW Oil & Gas Corp. Bhd	1,133,700	759,864
Unisem (M) Bhd	3,101,700	1,569,195
Wah Seong Corp. Bhd	693,549	238,430
WCT Bhd	812,469	369,358
YTL Corp. Bhd	2,626,518	1,193,335
YTL Power International Bhd	1,597,363	674,327

		$103,732,436

Mauritius — 0.8%
Alteo, Ltd.	352,391	$377,384
CIEL, Ltd.	2,019,231	469,994
CIM Financial Services, Ltd.	1,742,485	495,103
ENL Land, Ltd.	484,800	749,730
Ireland Blyth, Ltd.	64,209	229,569
LUX Island Resorts, Ltd.	931,480	1,756,505
MCB Group, Ltd.	2,019,106	12,596,954
New Mauritius Hotels, Ltd.	1,452,576	3,596,580
Rogers & Co., Ltd.	608,300	494,899
SBM Holdings, Ltd.	174,116,462	5,593,663
Terra Mauricia, Ltd.	1,146,500	1,192,117
United Basalt Products, Ltd.	187,150	463,557

		$28,016,055

Security	Shares	Value

Mexico — 5.7%
Alfa SAB de CV, Series A	5,805,820	$12,974,185
Alsea SAB de CV(1)	1,278,000	3,515,989
America Movil SAB de CV, Series L	34,762,590	38,735,710
Arca Continental SAB de CV	559,300	3,535,015
Bolsa Mexicana de Valores SAB de CV	915,200	1,657,487
Cemex SAB de CV, Series CPO(1)	10,016,264	10,224,176
Coca-Cola Femsa SAB de CV, Series L	208,400	1,803,367
Compartamos SAB de CV	3,190,800	6,412,418
El Puerto de Liverpool SAB de CV	143,600	1,437,679
Empresas ICA SAB de CV(1)	1,808,600	2,200,415
Fibra Uno Administracion SA de CV	819,300	2,415,626
Fomento Economico Mexicano SAB de CV ADR	19,900	1,751,797
Fomento Economico Mexicano SAB de CV, Series UBD	1,424,800	12,637,419
Genomma Lab Internacional SA de CV(1)	1,626,000	3,097,983
Gruma SAB, Class B	98,200	1,050,107
Grupo Aeroportuario del Pacifico SAB de CV, Class B	297,200	1,861,711
Grupo Aeroportuario del Sureste SAB de CV, Class B	237,726	3,140,569
Grupo Bimbo SAB de CV, Series A(1)	2,045,208	5,623,932
Grupo Carso SA de CV, Series A1	978,200	4,825,444
Grupo Comercial Chedraui SA de CV	208,900	615,497
Grupo Elektra SA de CV	140,026	5,323,052
Grupo Financiero Banorte SAB de CV, Class O	2,218,200	12,256,387
Grupo Financiero Inbursa SAB de CV, Class O	4,395,216	11,400,825
Grupo Mexico SAB de CV, Series B	2,407,894	6,983,566
Grupo Televisa SAB, Series CPO	2,994,018	20,488,083
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	3,085,456
Industrias CH SAB de CV, Series B(1)	158,452	763,598
Industrias Penoles SAB de CV	137,229	2,678,680
Kimberly-Clark de Mexico SAB de CV, Class A	1,465,410	3,189,312
Mexichem SAB de CV(1)	1,242,307	3,752,077
Minera Frisco SAB de CV(1)	873,200	1,267,742
Organizacion Soriana SAB de CV, Class B	166,700	463,252
Promotora y Operadora de Infraestructura SAB de CV(1)	361,100	4,354,126
Ternium SA ADR	45,700	806,148
TV Azteca SAB de CV, Series CPO	1,018,565	423,891
Wal-Mart de Mexico SAB de CV, Series V	4,685,164	10,076,100

		$206,828,821

Morocco — 0.8%
Alliances Developpement Immobilier SA	19,684	$606,004
Attijariwafa Bank	114,300	4,329,735
Banque Centrale Populaire	97,200	2,284,971
Banque Marocaine du Commerce Exterieur (BMCE)	98,500	2,391,406
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,830	299,131

15	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)
Compagnie Generale Immobiliere(2)	8,100	$518,171
Delta Holding SA	35,000	112,042
Douja Promotion Groupe Addoha SA	294,373	1,218,269
Holcim Maroc SA	6,422	1,334,572
Label Vie(1)	3,700	546,631
Lafarge Ciments	11,351	2,048,069
Managem	7,900	846,221
Maroc Telecom	668,971	8,379,041
Samir	19,247	515,483
Sonasid	5,872	601,992
Taqa Morocco	26,192	1,228,897
Wafa Assurance	3,400	1,353,404

		$28,614,039

Nigeria — 0.6%
Access Bank PLC	14,469,911	$518,267
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cement PLC	2,905,875	339,271
Cadbury Nigeria PLC	364,099	82,128
Dangote Cement PLC	1,914,961	2,097,537
Dangote Sugar Refinery PLC	4,385,654	148,505
Diamond Bank PLC	12,314,600	373,793
Ecobank Transnational, Inc.(1)	8,985,992	908,190
First Bank of Nigeria PLC	22,217,810	1,055,081
First City Monument Bank PLC	15,346,235	208,511
Flour Mills of Nigeria PLC	781,228	165,729
Forte Oil PLC	708,835	846,306
Guaranty Trust Bank PLC	21,624,000	2,947,486
Guiness Nigeria PLC	507,134	462,169
Lafarge Africa PLC	1,833,500	791,435
Nestle Nigeria PLC	245,900	1,346,811
Nigerian Breweries PLC	2,697,500	2,408,054
Oando PLC	8,603,569	739,859
PZ Cussons Nigeria PLC	1,858,208	235,678
SEPLAT Petroleum Development Co. PLC(4)	102,896	234,686
Skye Bank PLC	16,739,600	241,655
UAC of Nigeria PLC	5,041,100	940,798
Unilever Nigeria PLC	2,074,728	426,339
Union Bank of Nigeria PLC(1)	2,936,181	135,590
United Bank for Africa PLC	29,143,397	672,722
Zenith Bank PLC	20,070,737	1,995,540

		$20,322,140

Oman — 0.7%
Al Anwar Ceramic Tile Co.	138,493	$179,692
Al Maha Petroleum Products Marketing Co., LLC	36,500	211,464
Bank Dhofar SAOG	1,453,126	1,311,395

Security	Shares	Value

Oman (continued)
Bank Muscat SAOG	2,708,165	$4,061,664
Bank Sohar SAOG	3,727,453	2,087,422
Dhofar International Development & Investment Holding Co. SAOG	282,507	387,969
Galfar Engineering & Contracting SAOG	1,426,621	602,994
HSBC Bank Oman SAOG	2,331,977	870,045
National Bank of Oman SAOG	2,100,326	1,709,212
Oman Cables Industry SAOG	112,400	557,475
Oman Cement Co. SAOG	956,735	1,283,911
Oman Flour Mills Co. SAOG	543,700	762,603
Oman Telecommunications Co. SAOG	1,247,060	5,489,526
Omani Qatari Telecommunications Co. SAOG	671,100	1,090,288
Ominvest	1,100,445	1,178,834
Raysut Cement Co. SAOG	523,326	2,256,121
Renaissance Services SAOG	1,561,017	1,895,042
Sembcorp Salalah Power & Water Co.	41,400	239,347
Shell Oman Marketing Co. SAOG	66,100	341,859

		$26,516,863

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	265,644	$130,345
Attock Petroleum, Ltd.	118,800	632,215
Bank Alfalah, Ltd.	664,394	227,490
D.G. Khan Cement Co., Ltd.	528,320	573,522
Engro Corp., Ltd.	660,916	1,452,907
Engro Fertilizers, Ltd.(1)	66,091	51,615
Engro Foods, Ltd.(1)	231,200	249,191
Fauji Fertilizer Bin Qasim, Ltd.	841,000	375,387
Fauji Fertilizer Co., Ltd.	1,214,414	1,408,825
Habib Bank, Ltd.	265,733	570,593
Hub Power Co., Ltd.	4,194,400	3,258,682
Kot Addu Power Co., Ltd.	1,343,500	1,048,148
Lucky Cement, Ltd.	625,700	3,079,583
Millat Tractors, Ltd.	54,329	351,266
Muslim Commercial Bank, Ltd.	1,725,325	5,263,497
National Bank of Pakistan	1,144,026	787,071
Nishat Mills, Ltd.	837,980	1,008,642
Oil & Gas Development Co., Ltd.	1,047,100	2,150,560
Pakistan Oil Fields, Ltd.	210,200	794,711
Pakistan Petroleum, Ltd.	889,502	1,557,930
Pakistan State Oil Co., Ltd.	358,747	1,274,785
Pakistan Telecommunication Co., Ltd.	2,767,500	635,542
United Bank, Ltd.	371,925	645,848

		$27,528,355

16	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Panama — 0.3%
Copa Holdings SA, Class A	108,900	$11,286,396

		$11,286,396

Peru — 1.5%
Alicorp SA	2,927,560	$6,986,055
Banco Continental SA	443,804	692,629
Cementos Pacasmayo SAA	107,000	190,334
Cia de Minas Buenaventura SA	82,880	903,349
Cia de Minas Buenaventura SA ADR	312,076	2,983,447
Cia Minera Milpo SA	963,264	805,010
Credicorp, Ltd.	114,496	18,339,969
Edegel SA	2,424,608	3,153,333
Ferreycorp SAA	4,563,937	2,481,483
Grana y Montero SAA	1,684,190	4,103,782
Intergroup Financial Services Corp.	47,100	1,431,840
Luz del Sur SAA	130,229	473,361
Minsur SA	1,614,173	975,168
Refineria La Pampilla SA Relapasa(1)	681,460	48,030
Sociedad Minera Cerro Verde SAA(1)	47,600	1,142,400
Sociedad Minera el Brocal SA(1)	32,370	106,470
Southern Copper Corp.	341,255	9,623,391
Union Andina de Cementos SAA	278,400	273,775
Volcan Cia Minera SA, Class B	4,997,478	1,207,647

		$55,921,473

Philippines — 2.3%
Aboitiz Equity Ventures, Inc.	3,304,400	$3,856,223
Aboitiz Power Corp.	2,455,600	2,335,470
Alliance Global Group, Inc.	4,258,400	2,127,222
Ayala Corp.	134,638	2,080,107
Ayala Land, Inc.	3,534,608	2,635,675
Ayala Land, Inc., PFC Shares(1)(2)	3,534,608	0
Bank of the Philippine Islands	943,956	1,974,716
BDO Unibank, Inc.	1,008,420	2,466,868
Bloomberry Resorts Corp.(1)	11,682,500	3,220,892
Cosco Capital, Inc.	1,868,100	358,967
D&L Industries, Inc.	1,805,200	668,908
DMCI Holdings, Inc.	2,556,500	894,064
Emperador, Inc.	1,060,700	244,206
Energy Development Corp.	13,006,750	2,365,010
Filinvest Land, Inc.	16,105,546	547,818
First Gen Corp.	1,923,160	1,093,276
First Philippine Holdings Corp.	262,550	525,296
Globe Telecom, Inc.	35,475	1,362,090
GMA Holdings, Inc. PDR	1,242,100	186,554

Security	Shares	Value

Philippines (continued)
International Container Terminal Services, Inc.	551,900	$1,410,366
JG Summit Holding, Inc.	2,641,000	3,867,701
Jollibee Foods Corp.	704,530	3,367,975
Lopez Holdings Corp.	10,209,700	1,520,902
LT Group, Inc.	1,365,300	369,325
Manila Electric Co.	270,374	1,542,387
Manila Water Co.	791,300	514,804
Megaworld Corp.	10,700,000	1,105,663
Melco Crown Philippines Resorts Corp.(1)	1,122,300	339,446
Metro Pacific Investments Corp.	8,364,300	854,645
Metropolitan Bank & Trust Co.	797,523	1,470,480
Nickel Asia Corp.	3,043,313	3,216,139
Pepsi-Cola Products Philippines, Inc.(1)	1,198,000	109,463
Petron Corp.	3,768,200	890,867
Philex Mining Corp.	3,645,900	622,550
Philippine Long Distance Telephone Co.	130,375	8,413,665
Puregold Price Club, Inc.	812,800	696,256
Robinsons Land Corp.	1,290,000	761,413
Robinsons Retail Holdings, Inc.	841,690	1,421,806
San Miguel Corp.	484,300	795,557
Semirara Mining & Power Co.	1,211,910	3,831,514
SM Investments Corp.	279,290	5,046,490
SM Prime Holdings, Inc.	4,514,550	1,708,951
Travellers International Hotel Group, Inc.(1)	1,098,900	201,197
Universal Robina Corp.	2,096,040	9,138,497
Vista Land & Lifescapes, Inc.	6,128,000	984,935

		$83,146,356

Poland — 2.9%
Agora SA(1)	64,445	$136,759
AmRest Holdings SE(1)	30,208	842,759
Asseco Poland SA	286,470	4,109,567
Bank Handlowy w Warszawie SA	44,485	1,336,745
Bank Millennium SA	697,490	1,626,953
Bank Pekao SA	142,785	7,175,819
Bioton SA(1)	194,514	218,977
Boryszew SA(1)	350,000	567,527
Budimex SA	50,276	1,992,524
CCC SA	45,300	1,703,337
Ciech SA	19,100	229,919
Cyfrowy Polsat SA	709,480	4,686,932
Eurocash SA	288,203	3,083,836
Getin Holding SA(1)	392,795	204,547
Getin Noble Bank SA(1)	1,591,418	979,332
Global City Holdings NV(1)	53,500	650,925
Globe Trade Centre SA(1)	364,288	551,160

17	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
Grupa Azoty SA	6,800	$121,477
Grupa Lotos SA(1)	176,940	1,268,161
Integer.pl SA(1)	3,251	141,386
Jastrzebska Spolka Weglowa SA(1)	164,577	774,255
KGHM Polska Miedz SA	287,171	8,754,375
KOPEX SA(1)	104,700	316,961
KRUK SA(1)	6,083	187,673
LPP SA	2,402	4,874,945
Lubelski Wegiel Bogdanka SA	43,100	1,172,449
mBank SA	24,950	3,497,466
Netia SA	610,010	960,267
Orange Polska SA	2,094,345	4,893,603
Orange Polska SA GDR(3)	169,000	395,849
Orange Polska SA GDR(4)	76,100	178,249
Orbis SA	138,180	1,708,968
PGE Polska Grupa Energetyczna SA	2,045,800	10,816,606
PKP Cargo SA	5,094	119,556
Polish Oil & Gas	2,342,566	2,921,301
Polski Koncern Naftowy Orlen SA	502,664	6,873,754
Powszechna Kasa Oszczednosci Bank Polski SA	968,082	9,717,499
Powszechny Zaklad Ubezpieczen SA	69,100	9,430,237
Tauron Polska Energia SA	2,765,200	3,909,913
TVN SA(1)	869,551	3,976,200

		$107,108,768

Qatar — 1.5%
Al Meera Consumer Goods Co.	16,300	$886,602
Barwa Real Estate Co.	248,543	2,819,211
Doha Bank, Ltd.	79,773	1,237,065
Ezdan Holding Group QSC	53,723	219,303
Gulf International Services QSC	220,225	5,890,966
Industries Qatar	209,777	9,552,327
Masraf Al Rayan	552,200	6,610,450
Ooredoo QSC	124,495	4,181,305
Qatar Electricity & Water Co.	50,080	2,537,623
Qatar Gas Transport Co., Ltd. (NAKILAT)	550,956	3,454,297
Qatar Insurance Co.	52,935	1,306,910
Qatar International Islamic Bank	32,210	711,886
Qatar Islamic Bank	81,415	2,240,335
Qatar National Bank SAQ	136,786	7,945,516
Qatar National Cement Co.	12,559	454,020
Qatar National Navigation	55,051	1,483,993
United Development Co.	206,448	1,317,734
Vodafone Qatar	694,900	3,088,847

		$55,938,390

Security	Shares	Value

Romania — 0.8%
Antibiotice SA	1,843,129	$289,045
Banca Transilvania(1)	18,762,979	9,664,063
BRD-Group Societe Generale(1)	2,483,100	5,861,922
OMV Petrom SA	43,591,503	4,787,340
Societatea Nationala de Gaze Naturale ROMGAZ SA	467,300	4,439,285
Societatea Nationala Nuclearelectrica SA	322,130	667,455
Transelectrica SA	140,400	1,108,477
Transgaz SA Medias	25,455	1,801,441

		$28,619,028

Russia — 4.5%
Aeroflot - Russian Airlines OJSC	1,122,330	$571,132
AK Transneft OAO, PFC Shares	1,500	3,053,571
AvtoVAZ OAO(1)	2,100,000	287,273
CTC Media, Inc.	529,200	2,577,204
Evraz PLC	660,595	1,578,945
Federal Grid Co. Unified Energy System JSC	423,150,600	306,661
Gazprom NEFT OAO	77,000	182,102
Globaltrans Investment PLC GDR(3)	141,753	712,053
Inter RAO JSC(1)	2,804,262	32,866
LUKOIL OAO ADR	407,100	16,106,790
Magnit PJSC	79,103	12,565,376
Mail.ru Group, Ltd. GDR(1)(3)	239,143	3,860,766
Mechel ADR(1)	182,500	124,812
MegaFon OAO GDR	149,623	2,038,968
MMC Norilsk Nickel ADR	786,722	11,250,025
Mobile TeleSystems ADR	101,500	728,770
Mobile TeleSystems OJSC	2,375,489	6,346,667
Mosenergo OAO	17,771,962	187,419
NovaTek OAO GDR(3)	71,800	5,591,506
Novolipetsk Steel GDR(3)	132,017	1,519,699
OAO Gazprom ADR	4,698,100	21,628,399
OAO TMK GDR(3)	31,600	74,393
PhosAgro OAO GDR(3)	17,387	177,621
PIK Group	86,000	258,741
PIK Group GDR(3)	100,000	316,912
Polymetal International PLC	321,200	2,874,604
Polyus Gold International, Ltd.	66,810	188,595
QIWI PLC ADR	49,300	995,367
Rosneft Oil Co. GDR(3)	931,000	3,245,722
Rosseti JSC(1)	40,766,500	272,984
Rostelecom ADR	31,284	284,372
Rostelecom OJSC	445,428	623,566
RusHydro JSC	270,370,952	2,317,851
Sberbank of Russia	10,737,480	9,438,075

18	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
Sberbank of Russia ADR	488,350	$1,972,981
Sberbank of Russia, PFC Shares	862,200	520,785
Severstal PAO GDR(3)	317,264	2,887,394
Sistema JSFC	1,280,900	236,532
Sistema JSFC GDR(3)	381,906	2,003,352
Surgutneftegas OAO ADR	875,000	3,703,555
Surgutneftegas OAO ADR, PFC Shares	277,600	1,432,416
Surgutneftegas OAO, PFC Shares	3,738,400	1,773,033
Tatneft ADR	189,532	4,647,148
Uralkali PJSC	370,000	763,219
Uralkali PJSC GDR(3)	272,538	3,203,885
VimpelCom, Ltd. ADR	577,630	2,411,605
VTB Bank OJSC GDR(3)	3,853,074	8,830,802
X5 Retail Group NV GDR(1)(3)	474,600	5,750,660
Yandex NV, Class A(1)	551,800	9,910,328

		$162,367,502

Slovenia — 0.8%
Cinkarna Celje DD	4,134	$884,383
Gorenje DD(1)	120,554	817,008
KRKA DD	159,882	11,480,394
Luka Koper	34,436	939,477
Petrol	16,282	5,601,450
Reinsurance Co. Sava, Ltd.	58,474	1,127,452
Telekom Slovenije DD	27,595	4,846,232
Zavarovalnica Triglav DD	64,022	1,826,551

		$27,522,947

South Africa — 6.4%
Adcock Ingram Holdings, Ltd.(1)	72,016	$304,057
AECI, Ltd.	90,300	1,043,994
African Bank Investments, Ltd.(1)(2)	959,888	0
African Oxygen, Ltd. (AFROX)	143,280	198,514
African Rainbow Minerals, Ltd.	76,200	780,313
Anglo Platinum, Ltd.(1)	26,400	775,063
AngloGold Ashanti, Ltd.(1)	149,334	1,304,076
AngloGold Ashanti, Ltd. ADR(1)	79,199	689,031
Arcelormittal South Africa, Ltd.(1)	38,801	88,374
Aspen Pharmacare Holdings, Ltd.(1)	301,772	10,527,642
Astral Foods, Ltd.	26,100	393,961
Aveng, Ltd.(1)	868,396	1,317,050
AVI, Ltd.	228,000	1,527,542
Barclays Africa Group, Ltd.	203,773	3,186,379
Barloworld, Ltd.	463,800	3,817,751
Bidvest Group, Ltd. (The)	455,103	11,898,149

Security	Shares	Value

South Africa (continued)
Capital Property Fund(1)	795,525	$919,770
Clicks Group, Ltd.	218,200	1,525,594
DataTec, Ltd.	305,900	1,470,624
Discovery Holdings, Ltd.	221,254	2,118,401
FirstRand, Ltd.	1,633,485	7,101,092
Foschini, Ltd.	104,323	1,197,673
Gold Fields, Ltd.	423,380	1,914,000
Grindrod, Ltd.	416,000	803,101
Group Five, Ltd.	115,500	292,200
Growthpoint Properties, Ltd.	942,500	2,239,380
Harmony Gold Mining Co., Ltd.(1)	172,400	321,441
Hosken Consolidated Investments, Ltd.	33,700	433,075
Hyprop Investments, Ltd.	65,400	549,209
Impala Platinum Holdings, Ltd.(1)	288,786	1,887,279
Imperial Holdings, Ltd.	130,900	2,084,012
Investec, Ltd.	156,600	1,312,418
JSE, Ltd.	45,700	478,809
Kumba Iron Ore, Ltd.	51,400	1,063,004
Kumba Resources, Ltd.	149,700	1,336,118
Lewis Group, Ltd.	39,800	252,931
Liberty Holdings, Ltd.	67,700	717,398
Life Healthcare Group Holdings, Ltd.	709,548	2,621,175
Massmart Holdings, Ltd.	48,804	598,090
Mediclinic International, Ltd.	288,426	2,496,610
MMI Holdings, Ltd.	554,133	1,437,434
Mondi, Ltd.	90,555	1,473,292
Montauk Energy Holdings, Ltd.(1)	40,451	9,966
Mr. Price Group, Ltd.	188,400	3,811,122
MTN Group, Ltd.	2,099,580	39,939,326
Murray & Roberts Holdings, Ltd.	812,300	1,490,303
Nampak, Ltd.	518,300	1,948,137
Naspers, Ltd., Class N	153,976	19,917,584
Nedbank Group, Ltd.	141,600	3,032,416
Netcare, Ltd.	659,100	2,154,012
Northam Platinum, Ltd.(1)	260,700	821,779
Pick’n Pay Holdings, Ltd.	125,270	252,872
Pick’n Pay Stores, Ltd.	152,660	690,402
PPC, Ltd.	305,614	725,354
Redefine Properties, Ltd.	1,959,096	1,812,046
Remgro, Ltd.	299,505	6,552,175
Reunert, Ltd.	449,900	2,359,049
RMB Holdings, Ltd.	520,200	2,872,786
RMI Holdings	449,000	1,582,917
Sanlam, Ltd.	1,154,590	6,947,491
Santam, Ltd.	27,610	508,691
Sappi, Ltd.(1)	508,478	1,843,609

19	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Sasol, Ltd.	387,936	$14,478,878
Shoprite Holdings, Ltd.	419,647	6,073,446
Sibanye Gold, Ltd.	824,480	1,590,316
Spar Group, Ltd.	79,260	1,100,575
Standard Bank Group, Ltd.	784,949	9,674,339
Steinhoff International Holdings, Ltd.	1,020,600	5,221,193
Sun International, Ltd.	33,860	374,387
Telkom SA SOC, Ltd.(1)	333,000	2,001,443
Tiger Brands, Ltd.	207,487	6,576,027
Tongaat-Hulett	25,322	377,754
Truworths International, Ltd.	299,341	1,987,851
Vodacom Group (Pty), Ltd.	444,200	4,915,227
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,156,951
Woolworths Holdings, Ltd.	355,542	2,357,858

		$233,654,308

South Korea — 6.2%
AMOREPACIFIC Corp.	1,513	$3,054,538
AMOREPACIFIC Group, Inc.	2,641	2,388,625
BS Financial Group, Inc.	73,284	964,836
Bukwang Pharmaceutical Co., Ltd.	25,494	412,559
Cell Biotech Co., Ltd.	7,242	341,388
Celltrion, Inc.(1)	66,538	2,337,042
Chabiotech Co., Ltd.(1)	115,772	1,332,705
Cheil Worldwide, Inc.(1)	38,050	596,311
CJ CheilJedang Corp.	3,500	975,316
CJ Corp.	9,583	1,356,771
CJ O Shopping Co., Ltd.	1,122	264,513
Daelim Industrial Co., Ltd.	6,870	409,594
Daesang Corp.	29,700	899,307
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	319,303
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,822
Daewoo International Corp.	10,502	300,119
Daewoo Securities Co., Ltd.(1)	86,759	766,682
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,080	522,736
DGB Financial Group Co., Ltd.	64,880	666,910
Dong-A ST Co., Ltd.	2,658	221,477
Dongbu Insurance Co., Ltd.	27,320	1,364,300
Dongkuk Steel Mill Co., Ltd.	6,560	34,835
Doosan Corp.	4,600	432,164
Doosan Heavy Industries & Construction Co., Ltd.	18,350	392,021
Doosan Infracore Co., Ltd.(1)	22,060	193,375
E-Mart Co., Ltd.	8,311	1,538,012
GS Engineering & Construction Corp.(1)	37,833	792,192
GS Holdings Corp.	47,154	1,716,360

Security	Shares	Value

South Korea (continued)
Hana Financial Group, Inc.	113,771	$3,295,067
Hanjin Kal Corp.(1)	8,977	249,182
Hanjin Shipping Co., Ltd.(1)	74,800	406,993
Hanjin Transportation Co., Ltd.	10,500	516,255
Hankook Tire Co., Ltd.	27,617	1,312,403
Hanmi Pharmaceutical Co., Ltd.(1)	5,109	473,008
Hanwha Chemical Corp.	65,820	698,667
Hanwha Corp.	27,900	788,821
Hite-Jinro Co., Ltd.	17,806	374,077
Honam Petrochemical Corp.	10,200	1,468,515
Hotel Shilla Co., Ltd.	12,750	1,057,566
Hynix Semiconductor, Inc.(1)	129,670	5,541,501
Hyosung Corp.	18,800	1,166,726
Hyundai Department Store Co., Ltd.	5,600	622,858
Hyundai Development Co.	26,580	931,996
Hyundai Engineering & Construction Co., Ltd.	20,070	764,107
Hyundai Glovis Co., Ltd.	11,450	3,029,849
Hyundai Heavy Industries Co., Ltd.	11,813	1,226,095
Hyundai Hysco Co., Ltd.	10,329	682,642
Hyundai Marine & Fire Insurance Co., Ltd.	34,950	826,911
Hyundai Merchant Marine Co., Ltd.(1)	46,400	415,760
Hyundai Mipo Dockyard Co., Ltd.	2,620	164,532
Hyundai Mobis Co., Ltd.	17,000	3,637,095
Hyundai Motor Co.	37,690	5,757,376
Hyundai Motor Co., PFC Shares	12,900	1,569,136
Hyundai Securities Co., Ltd.(1)	48,800	305,032
Hyundai Steel Co.	40,756	2,334,416
Hyundai Wia Corp.	6,700	1,071,152
InBody Co., Ltd.	11,574	329,261
Industrial Bank of Korea	71,500	914,669
Kangwon Land, Inc.	36,658	1,010,407
KB Financial Group, Inc.(1)	123,629	4,041,929
KB Financial Group, Inc. ADR(1)	48,488	1,581,679
KCC Corp.	1,710	806,185
Kia Motors Corp.	66,000	3,136,055
KIWOOM Securities Co., Ltd.	8,011	332,618
Korea Electric Power Corp.	240,800	9,278,743
Korea Express Co., Ltd.(1)	4,378	773,015
Korea Gas Corp.(1)	15,047	676,638
Korea Investment Holdings Co., Ltd.	15,600	685,964
Korea Zinc Co., Ltd.	7,500	2,741,373
Korean Air Lines Co., Ltd.(1)	18,577	796,843
Korean Reinsurance Co.	52,474	513,594
KT Corp.	87,949	2,486,971
KT&G Corp.	49,980	3,470,278
Kumho Petrochemical Co., Ltd.	11,100	810,460

20	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Kwangju Bank(1)	10,473	$91,622
Kyongnam Bank(1)	16,004	172,944
LG Chem, Ltd.	23,604	3,859,784
LG Corp.	31,873	1,770,303
LG Display Co., Ltd.(1)	55,400	1,680,247
LG Electronics, Inc.	28,896	1,547,848
LG Hausys, Ltd.	4,611	677,003
LG Household & Health Care, Ltd.	5,000	2,837,763
LG Life Sciences, Ltd.(1)	28,600	938,593
LG Uplus Corp.	278,220	2,900,853
LIG Insurance Co., Ltd.	23,590	584,810
Lotte Shopping Co., Ltd.	4,500	1,112,995
LS Corp.	7,030	346,759
LS Industrial Systems Co., Ltd.	4,500	244,370
Macrogen, Inc.(1)	9,300	325,379
Medy-Tox, Inc.	2,755	796,296
Mirae Asset Securities Co., Ltd.	15,508	603,056
Namhae Chemical Corp.	32,500	265,025
Naturalendo Tech Co., Ltd.(1)	17,780	735,525
Naver Corp.	7,779	4,981,941
NCsoft Corp.	5,300	869,171
NHN Entertainment Corp.(1)	3,578	283,868
Nong Shim Co., Ltd.	1,100	252,351
OCI Co., Ltd.(1)	11,420	808,201
ORION Corp.	1,200	1,107,968
Osstem Implant Co., Ltd.(1)	12,166	389,922
POSCO	40,700	10,252,114
S-Oil Corp.	24,372	1,070,901
S1 Corp.	10,130	653,568
Samsung C&T Corp.	35,130	1,962,028
Samsung Card Co., Ltd.	22,360	898,946
Samsung Electro-Mechanics Co., Ltd.	16,480	814,855
Samsung Electronics Co., Ltd.	29,330	35,261,817
Samsung Electronics Co., Ltd., PFC Shares	620	583,154
Samsung Engineering Co., Ltd.(1)	7,400	253,287
Samsung Fine Chemicals Co., Ltd.	10,800	320,241
Samsung Fire & Marine Insurance Co., Ltd.	19,274	4,945,969
Samsung Heavy Industries Co., Ltd.	51,300	925,357
Samsung Life Insurance Co., Ltd.	47,800	5,061,486
Samsung SDI Co., Ltd.	23,176	2,423,101
Samsung Securities Co., Ltd.	30,712	1,234,960
Samsung Techwin Co., Ltd.	11,085	238,616
Seegene, Inc.(1)	19,291	567,618
Shinhan Financial Group Co., Ltd.	210,862	8,475,621
Shinsegae Co., Ltd.	3,270	536,782
SK Chemicals Co., Ltd.	12,100	700,803

Security	Shares	Value

South Korea (continued)
SK Holdings Co., Ltd.	8,641	$1,282,564
SK Innovation Co., Ltd.	30,371	2,339,194
SK Networks Co., Ltd.(1)	40,500	326,459
SK Telecom Co., Ltd.	34,020	8,321,048
SK Telecom Co., Ltd. ADR	25,326	684,055
ViroMed Co., Ltd.(1)	15,747	750,809
Woongjin Coway Co., Ltd.	15,560	1,186,475
Woori Finance Holdings Co., Ltd.(1)	138,021	1,255,707
Woori Investment & Securities Co., Ltd.	65,922	608,285
Yuhan Corp.	6,770	1,040,363
Zyle Motor Sales Corp.(1)(2)	4,895	10,466

		$224,843,479

Sri Lanka — 0.5%
Access Engineering PLC	2,010,377	$495,558
Aitken Spence PLC	867,213	684,237
Ceylon Tobacco Co. PLC	45,991	371,850
Chevron Lubricants Lanka PLC	529,329	1,604,295
Commercial Bank of Ceylon PLC	2,189,338	2,854,018
DFCC Bank	174,300	290,380
Dialog Axiata PLC	10,519,568	1,060,932
Distilleries Co. of Sri Lanka PLC	1,006,939	1,614,215
Hatton National Bank PLC	913,920	1,355,326
John Keells Holdings PLC	3,890,381	7,401,694
National Development Bank PLC	509,470	970,863
Nations Trust Bank PLC	126,003	93,069
Sampath Bank PLC	625,200	1,120,067

		$19,916,504

Taiwan — 6.2%
Acer, Inc.(1)	873,380	$585,439
Advanced Semiconductor Engineering, Inc.	1,929,281	2,291,267
Advantech Co., Ltd.	205,428	1,508,124
Altek Corp.(1)	206,437	235,166
Ambassador Hotel	221,000	198,326
AmTRAN Technology Co., Ltd.	376,765	199,720
Asia Cement Corp.	1,183,967	1,457,982
Asia Optical Co., Inc.(1)	187,913	234,971
Asustek Computer, Inc.	216,174	2,358,675
AU Optronics Corp.	3,013,925	1,529,769
AU Optronics Corp. ADR	33,754	171,808
Capital Securities Corp.	605,143	199,399
Catcher Technology Co., Ltd.	215,100	1,661,096
Cathay Financial Holding Co., Ltd.	3,794,019	5,606,188
Cathay Real Estate Development Co., Ltd.	660,000	351,958

21	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Chang Hwa Commercial Bank, Ltd.	1,742,598	$996,229
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	4,180,822
Cheng Uei Precision Industry Co., Ltd.	149,516	232,842
Chicony Electronics Co., Ltd.	158,134	440,343
China Airlines, Ltd.(1)	940,963	430,421
China Development Financial Holding Corp.	6,528,106	2,073,983
China Life Insurance Co., Ltd.	1,289,921	1,065,580
China Motor Corp.	1,026,930	907,063
China Petrochemical Development Corp.(1)	1,522,857	552,906
China Steel Corp.	6,433,886	5,336,948
Chipbond Technology Corp.	240,000	436,334
Chong Hong Construction Co., Ltd.	157,868	336,869
Chunghwa Telecom Co., Ltd.	2,476,909	7,341,642
Clevo Co.	206,579	320,441
CMC Magnetics Corp.(1)	1,370,000	193,417
Compal Electronics, Inc.	1,488,557	1,039,417
Coretronic Corp.(1)	211,734	287,180
CTBC Financial Holding Co., Ltd.	6,082,079	3,934,788
D-Link Corp.	366,781	213,764
Delta Electronics, Inc.	566,603	3,348,189
E.Sun Financial Holding Co., Ltd.	2,670,513	1,654,713
Elan Microelectronics Corp.	142,410	214,513
Epistar Corp.	321,439	636,128
Eternal Materials Co., Ltd.	320,232	324,778
EVA Airways Corp.(1)	1,467,999	1,023,237
Evergreen Marine Corp.(1)	1,159,717	817,735
Everlight Chemical Industrial Corp.	343,814	302,106
Everlight Electronics Co., Ltd.	103,212	232,693
Far Eastern Department Stores, Ltd.	1,496,944	1,329,384
Far Eastern International Bank	943,095	312,876
Far Eastern New Century Corp.	2,028,739	2,006,559
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,763,032
Faraday Technology Corp.	437,215	507,199
Feng Hsin Iron & Steel Co., Ltd.	172,000	210,541
First Financial Holding Co., Ltd.	3,125,415	1,832,678
Formosa Chemicals & Fibre Corp.	1,780,214	3,752,570
Formosa International Hotels Corp.	37,022	395,358
Formosa Petrochemical Corp.	985,153	2,137,122
Formosa Plastics Corp.	2,620,853	5,971,344
Formosa Taffeta Co., Ltd.	545,000	537,741
Formosan Rubber Group, Inc.	450,000	467,893
Foxconn International Holdings, Ltd.(1)	1,168,000	523,697
Foxconn Technology Co., Ltd.	333,518	896,120
Fubon Financial Holding Co., Ltd.	2,872,833	4,572,770
Giant Manufacturing Co., Ltd.	228,093	2,015,673
Gintech Energy Corp.(1)	266,294	194,213

Security	Shares	Value

Taiwan (continued)
Goldsun Development & Construction Co., Ltd.(1)	617,053	$215,657
Great Wall Enterprise Co., Ltd.	321,362	279,382
HannStar Display Corp.	1,033,317	255,746
Highwealth Construction Corp.	250,428	502,169
Hiwin Technologies Corp.	176,000	1,456,592
Hon Hai Precision Industry Co., Ltd.	3,692,326	10,196,404
Hotai Motor Co., Ltd.	98,000	1,466,559
HTC Corp.(1)	246,311	1,099,372
Hua Nan Financial Holdings Co., Ltd.	2,516,424	1,407,342
Huaku Development Co., Ltd.	187,010	335,351
Innolux Corp.	2,855,987	1,380,332
Inotera Memories, Inc.(1)	2,102,619	3,299,003
Inventec Co., Ltd.	1,330,753	890,007
King Yuan Electronics Co., Ltd.	711,274	567,479
Kinsus Interconnect Technology Corp.	166,280	549,409
Largan Precision Co., Ltd.	45,042	3,371,674
Lee Chang Yung Chemical Industry Corp.	253,644	133,468
Lite-On Technology Corp.	744,056	849,994
Macronix International Corp., Ltd.(1)	1,015,868	222,077
MediaTek, Inc.	378,371	5,500,542
Mega Financial Holding Co., Ltd.	4,503,610	3,474,498
Merida Industry Co., Ltd.	435,907	2,943,232
Mitac International Corp.	313,036	230,719
Nan Kang Rubber Tire Co., Ltd.	889,819	948,922
Nan Ya Plastics Corp.	3,006,303	6,199,172
Nanya Technology Corp.(1)	281,593	712,998
Novatek Microelectronics Corp., Ltd.	263,479	1,472,346
Oriental Union Chemical Corp.	453,200	391,686
Pegatron Corp.	553,486	1,265,123
Phison Electronics Corp.	43,692	299,792
Pou Chen Corp.	2,168,764	2,615,229
Powertech Technology, Inc.(1)	366,725	624,003
President Chain Store Corp.	619,120	4,781,973
Quanta Computer, Inc.	905,065	2,254,660
Radiant Opto-Electronics Corp.	206,350	656,985
Radium Life Tech Co., Ltd.(1)	335,361	188,366
Realtek Semiconductor Corp.	165,542	549,735
RichTek Technology Corp.	87,497	461,078
Ruentex Development Co., Ltd.	338,533	535,077
Ruentex Industries, Ltd.	1,161,953	2,436,618
Sanyang Industrial Co., Ltd.(1)	1,509,000	1,357,350
Shin Kong Financial Holding Co., Ltd.	3,142,083	890,012
Shin Kong Synthetic Fibers Corp.	965,996	331,584
Siliconware Precision Industries Co., Ltd.	613,260	924,076
Siliconware Precision Industries Co., Ltd. ADR	74,607	563,283
Simplo Technology Co., Ltd.	123,820	610,238

22	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Sino-American Silicon Products, Inc.(1)	183,259	$317,207
SinoPac Financial Holdings Co., Ltd.	3,714,894	1,522,300
Solar Applied Materials Technology Corp.	329,817	260,027
Synnex Technology International Corp.	651,960	944,225
Tainan Spinning Co., Ltd.	1,430,703	837,898
Taishin Financial Holdings Co., Ltd.	3,522,983	1,446,239
Taiwan Business Bank(1)	1,726,829	500,272
Taiwan Cement Corp.	1,724,118	2,356,975
Taiwan Cooperative Financial Holding Co., Ltd.	1,957,772	1,006,421
Taiwan Fertilizer Co., Ltd.	436,000	768,567
Taiwan Glass Industry Corp.	252,874	196,665
Taiwan Life Insurance Co., Ltd.(1)	383,464	226,746
Taiwan Mobile Co., Ltd.	1,170,052	3,863,435
Taiwan Semiconductor Manufacturing Co., Ltd.	6,125,873	26,987,358
Taiwan Tea Corp.	661,346	380,866
Tatung Co., Ltd.(1)	1,214,645	341,981
Teco Electric & Machinery Co., Ltd.	1,226,000	1,159,261
Tong Yang Industry Co., Ltd.	379,826	437,082
TPK Holding Co., Ltd.	83,515	495,352
Transcend Information, Inc.	63,886	198,244
Tripod Technology Corp.	152,979	298,516
TSRC Corp.	381,087	407,699
TTY Biopharm Co., Ltd.	307,255	673,730
Tung Ho Steel Enterprise Corp.	293,385	228,244
U-Ming Marine Transport Corp.	202,000	317,222
Uni-President Enterprises Corp.	3,707,333	5,862,824
Unimicron Technology Corp.	527,171	399,289
United Microelectronics Corp.	3,348,361	1,554,216
United Microelectronics Corp. ADR	93,397	212,011
Vanguard International Semiconductor Corp.	784,175	1,283,178
Walsin Lihwa Corp.(1)	1,085,980	340,614
Wan Hai Lines, Ltd.	606,375	528,181
Waterland Financial Holdings	1,533,437	404,988
Wintek Corp.(1)(2)	706,482	32,729
Wistron Corp.	881,587	794,216
WPG Holdings Co., Ltd.	548,136	636,355
Yageo Corp.	212,433	340,823
Yang Ming Marine Transport(1)	1,116,288	591,500
Yieh Phui Enterprise	974,984	281,384
Yuanta Financial Holding Co., Ltd.	4,734,547	2,296,390
Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,451,414	623,976
Yulon Motor Co., Ltd.	1,212,420	1,774,296

		$223,718,555

Security	Shares	Value

Thailand — 3.7%
Advanced Info Service PCL(6)	1,475,800	$11,191,239
Airports of Thailand PCL(6)	461,100	3,928,473
AP Thailand PCL(6)	4,609,660	827,832
Bangkok Bank PCL	104,400	613,205
Bangkok Bank PCL(6)	387,900	2,304,557
Bangkok Bank PCL NVDR	35,000	205,576
Bangkok Dusit Medical Services PCL(6)	8,414,000	4,382,704
Bangkok Expressway PCL(6)	895,900	1,073,941
Banpu PCL(6)	1,358,000	1,025,094
BEC World PCL(6)	1,693,300	2,620,623
Berli Jucker PCL(6)	1,258,600	1,568,125
Big C Supercenter PCL(6)	113,000	814,245
Bumrungrad Hospital PCL(6)	712,200	3,038,828
Cal-Comp Electronics (Thailand) PCL(6)	1,872,000	158,698
Central Pattana PCL(6)	1,760,000	2,414,317
Charoen Pokphand Foods PCL(6)	3,885,900	3,198,091
CP ALL PCL(6)	4,847,200	6,232,126
Delta Electronics (Thailand) PCL(6)	1,516,370	3,236,929
Electricity Generating PCL(6)	382,000	1,937,026
G Steel PCL(1)(6)	23,786,500	100,416
Glow Energy PCL(6)	803,700	2,161,073
Hana Microelectronics PCL(6)	1,416,900	1,631,815
Home Product Center PCL(6)	1,467,900	367,366
Indorama Ventures PCL(6)	1,721,800	1,050,836
Intouch Holdings PCL(6)	1,520,200	3,623,337
IRPC PCL(6)	9,870,200	914,501
Italian-Thai Development PCL(1)(6)	12,830,980	2,467,115
Kasikornbank PCL(6)	1,102,800	7,633,875
Kiatnakin Bank PCL(6)	747,800	895,281
Krung Thai Bank PCL(6)	4,377,325	3,003,093
Land & Houses PCL(6)	6,197,300	1,695,214
Major Cineplex Group PCL(6)	1,728,400	1,449,919
Minor International PCL(6)	2,890,691	2,835,680
Precious Shipping PCL(6)	622,500	255,098
PTT Exploration & Production PCL(6)	1,286,216	4,355,620
PTT Global Chemical PCL(6)	1,519,650	2,357,971
PTT PCL(6)	810,900	7,943,710
Quality House PCL(6)	12,628,100	1,394,001
Ratchaburi Electricity Generating Holding PCL(6)	578,300	1,028,359
Sahaviriya Steel Industries PCL(1)(6)	18,478,460	163,540
Siam Cement PCL(6)	285,200	3,891,472
Siam City Cement PCL(6)	64,900	855,646
Siam Commercial Bank PCL(6)	1,467,100	8,080,317
Sino Thai Engineering & Construction PCL(6)	3,940,800	2,767,784
Thai Airways International PCL(1)(6)	1,290,500	569,434
Thai Beverage PCL	7,336,000	3,807,731

23	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Thai Oil PCL(6)	812,500	$1,033,897
Thai Union Frozen Products PCL(6)	1,035,498	2,830,689
Thanachart Capital PCL(6)	1,051,500	1,009,073
Thoresen Thai Agencies PCL(1)(6)	1,612,777	822,897
TMB Bank PCL(6)	29,224,000	2,580,747
Total Access Communication PCL(6)	1,135,000	3,307,501
Toyo-Thai Corp. PCL(6)	254,300	181,504
TPI Polene PCL(6)	19,506,000	1,011,305
True Corp. PCL(1)(6)	9,735,381	3,246,799
TTW PCL(6)	4,040,000	1,421,277

		$135,517,522

Turkey — 3.1%
Akbank TAS	1,569,418	$5,794,583
Akcansa Cimento AS	90,700	604,782
Akenerji Elektrik Uretim AS(1)	524,095	285,997
Aksa Akrilik Kimya Sanayii AS	228,054	724,563
Alarko Holding AS	207,704	395,698
Anadolu Anonim Turk Sigorta Sirketi(1)	368,571	223,551
Anadolu Efes Biracilik ve Malt Sanayii AS(1)	284,148	2,759,236
Arcelik AS	627,359	4,016,957
Asya Katilim Bankasi AS(1)	621,338	174,752
Aygaz AS	177,606	744,941
Bagfas Bandirma Gubre Fabrikalari AS(1)	38,600	224,579
BIM Birlesik Magazalar AS	318,192	6,804,495
Cimsa Cimento Sanayi ve Ticaret AS	116,200	794,271
Coca-Cola Icecek AS	112,100	2,424,446
Dogan Sirketler Grubu Holding AS(1)	2,165,468	701,289
Dogus Otomotiv Servis ve Ticaret AS	140,556	717,114
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	583,359
Enka Insaat ve Sanayi AS	1,500,818	3,386,688
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	8,064,278
Ford Otomotiv Sanayi AS	72,303	1,005,271
Gubre Fabrikalari TAS	386,800	829,640
Haci Omer Sabanci Holding AS	1,118,249	4,853,996
Ihlas Holding AS(1)	3,341,600	443,279
Is Gayrimenkul Yatirim Ortakligi AS	464,030	281,089
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	3,600,406	3,149,323
KOC Holding AS	1,097,419	5,803,626
Koza Altin Isletmeleri AS	122,800	821,050
Net Holding AS(1)	282,129	478,159
Petkim Petrokimya Holding AS	1,192,041	2,011,403
Sekerbank TAS(1)	658,499	516,310
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	223,595
TAV Havalimanlari Holding AS	212,009	1,730,766

Security	Shares	Value

Turkey (continued)
Tekfen Holding AS(1)	409,091	$1,011,008
Tofas Turk Otomobil Fabrikasi AS	172,700	1,176,876
Trakya Cam Sanayii AS	534,909	786,896
Tupras-Turkiye Petrol Rafinerileri AS	290,241	6,867,049
Turcas Petrolculuk AS	350,729	375,344
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	748,507	3,075,590
Turk Sise ve Cam Fabrikalari AS	1,425,171	2,213,513
Turk Telekomunikasyon AS	1,057,800	3,290,824
Turkcell Iletisim Hizmetleri AS(1)	1,358,794	8,292,022
Turkcell Iletisim Hizmetleri AS ADR(1)	38,494	582,029
Turkiye Garanti Bankasi AS	1,812,125	7,279,551
Turkiye Halk Bankasi AS	536,500	3,178,002
Turkiye Is Bankasi	1,244,619	3,578,801
Turkiye Sinai Kalkinma Bankasi AS	1,258,085	1,082,526
Turkiye Vakiflar Bankasi TAO	1,021,671	2,124,975
Ulker Gida Sanayi ve Ticaret AS	204,629	1,619,782
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,557,235
Yapi ve Kredi Bankasi AS	827,536	1,723,290
Yazicilar Holding AS	107,100	894,502

		$112,282,901

Ukraine — 0.2%
Astarta Holding NV(1)	105,037	$587,052
Avangardco Investments Public, Ltd. GDR(3)	56,788	116,416
Ferrexpo PLC	2,134,232	1,770,711
MHP SA GDR(3)	328,719	3,003,674

		$5,477,853

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank (PJSC)	2,035,444	$3,833,208
Abu Dhabi National Hotels	832,200	909,171
Agthia Group (PJSC)	623,000	1,050,454
Air Arabia (PJSC)	6,041,100	2,432,007
Ajman Bank (PJSC)(1)	602,800	454,944
Al Waha Capital PJSC	1,401,285	1,062,100
Aldar Properties (PJSC)	3,816,500	2,688,176
Arabtec Holding Co. PJSC(1)	7,077,243	5,466,054
Dana Gas(1)	3,612,782	483,894
DP World, Ltd.	416,236	8,694,769
Dubai Financial Market	1,713,500	906,373
Dubai Investments (PJSC)	1,239,239	777,874
Dubai Islamic Bank (PJSC)	1,037,500	1,905,008
Emaar Properties (PJSC)	3,506,022	6,757,139
First Gulf Bank (PJSC)	1,067,203	4,902,035
National Bank of Abu Dhabi (PJSC)	1,460,390	5,512,262

24	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Arab Emirates (continued)
National Bank of Ras Al-Khaimah PSC (The)	62,608	$138,711
National Central Cooling Co. (Tabreed)	1,050,547	304,629
Ras Al Khaimah Properties (PJSC)	1,262,100	249,759
Ras Al Khaimah White Cement	718,410	292,993
Union National Bank PJSC	1,180,087	1,851,155

		$50,672,715

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	1,013,311	$1,511,229
Bao Viet Holdings	371,340	555,660
Danang Rubber JSC	323,830	850,936
Development Investment Construction Corp.(1)	505,325	309,488
FPT Corp.	2	4
Gemadept Corp.	648,433	875,771
HAGL JSC	1,153,680	1,190,197
Hoa Phat Group JSC	972,670	2,409,376
Kim Long Securities Corp.	1,311,300	643,599
Kinh Bac City Development Share Holding Corp.(1)	590,200	438,942
Kinhdo Corp.	387,216	901,567
Masan Group Corp.(1)	456,400	1,774,788
PetroVietnam Construction JSC(1)	870,460	194,852
PetroVietnam Drilling and Well Services JSC	651,398	1,962,784
PetroVietnam Fertilizer & Chemical JSC	342,540	492,938
PetroVietnam Gas JSC	69,600	229,021
Pha Lai Thermal Power JSC	754,210	932,497
Refrigeration Electrical Engineering Corp.	211,990	279,505
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	400,002
Tan Tao Investment and Industry Corp.(1)	1,048,757	390,414
Vietnam Construction and Import-Export JSC	459,600	272,702
Vietnam Dairy Products JSC	448,250	2,001,049
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	698,328
Vingroup JSC	1,382,444	3,074,258
Vinh Son - Song Hinh Hydropower JSC	750,120	474,087

		$22,863,994

Total Common Stocks (identified cost $3,055,636,999)		$3,551,296,525

Equity-Linked Securities(4)(7) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17	14,400	$404,742
Al Rajhi Bank	2/16/15	126,533	1,731,655
Al Tayyar	7/2/15	32,687	1,033,985
Alinma Bank	2/23/15	182,900	989,041
Almarai Co.	7/31/17	42,670	869,542
Arab National Bank	5/11/15	96,000	774,955
Bank Albilad	4/30/15	25,700	306,359
Banque Saudi Fransi	2/23/15	65,833	553,359
Company for Cooperative Insurance (The)	5/11/15	21,600	288,412
Dar Al Arkan Real Estate Development	8/10/15	70,500	151,180
Etihad Etisalat Co.	11/20/17	119,020	1,395,010
Fawaz Abdulaziz Alhokair & Co.	2/23/15	53,700	1,412,595
Fitaihi Holding Group	9/24/15	57,200	320,023
Jarir Marketing Co.	5/4/15	17,100	844,979
Mobile Telecommunications Co.	5/4/15	88,722	153,032
Mohammad Al-Mojil Group(1)(2)	1/6/16	38,000	0
National Industrialization Co.	5/4/15	117,783	842,431
Rabigh Refining and Petrochemicals Co.	5/4/15	55,300	267,735
Rabigh Refining and Petrochemicals Co.	7/24/17	28,700	138,759
Riyad Bank	11/20/17	137,000	618,665
Sahara Petrochemical Co.	9/21/15	101,700	411,783
Samba Financial Group	2/10/15	53,866	553,872
Saudi Airlines Catering Co.	8/3/15	14,700	727,460
Saudi Arabian Fertilizer Co.	5/11/15	19,466	729,942
Saudi Arabian Mining Co.	5/11/15	45,000	366,808
Saudi Basic Industries Corp.	2/23/15	91,400	2,039,088
Saudi British Bank	3/27/15	63,533	981,598
Saudi Cable Co.	8/10/15	56,000	138,734
Saudi Cement Co.	8/10/15	20,250	516,567
Saudi Ceramic Co.	4/13/15	9,000	252,365
Saudi Chemical Co.	5/1/15	11,900	183,857
Saudi Electricity Co.	3/27/15	167,000	662,840
Saudi Industrial Investment Group	3/27/15	49,800	338,281
Saudi International Petrochemical Co.	3/27/15	67,870	484,592
Saudi Kayan Petrochemical Co.	3/27/15	145,500	424,409
Saudi Pharmaceutical Industries and Medical Appliance Corp.	9/24/15	50,599	455,578
Saudi Telecom Co.	5/11/15	86,900	1,516,240
Savola Group	2/2/15	93,100	1,934,413
Yamamah Saudi Cement Co. Ltd.	2/2/15	23,300	297,963
Yanbu National Petrochemical Co.	3/9/15	29,100	372,084

Total Equity-Linked Securities (identified cost $23,426,076)			$26,484,933

25	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Investment Funds — 0.2%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	2,610,433	$7,257,004

Total Investment Funds (identified cost $7,133,855)		$7,257,004

Rights(1) — 0.0%(5)

Security	Shares	Value
Oando PLC, Exp. 1/28/15	2,150,892	$2,115

Total Rights (identified cost $0)		$2,115

Warrants(1) — 0.0%(5)

Security	Shares	Value
Minor International PCL, Exp. 11/3/17, Strike THB 40.00	144,535	$21,351

Total Warrants (identified cost $0)		$21,351

Short-Term Investments — 0.0%(5)

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 1/2/15	$76	$75,684

Total Short-Term Investments (identified cost $75,684)		$75,684

Total Investments — 98.8% (identified cost $3,086,272,614)		$3,585,137,612

Other Assets, Less Liabilities — 1.2%		$45,078,480

Net Assets — 100.0%		$3,630,216,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PDR	–	Philippine Deposit Receipt
PFC Shares	–	Preference Shares
THB	–	Thai Baht
(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2014, the aggregate value of these securities is $66,498,709 or 1.8% of the Fund’s net assets.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2014, the aggregate value of these securities is $28,093,194 or 0.8% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.2%	$368,172,366
Hong Kong Dollar	9.1	330,266,797
South African Rand	6.4	232,965,277
South Korean Won	6.1	222,577,745
New Taiwan Dollar	6.1	222,247,756
Indian Rupee	5.9	215,098,219
Mexican Peso	5.6	204,270,876
Brazilian Real	5.3	191,576,917
Thai Baht	3.6	131,731,142
Indonesian Rupiah	3.3	121,043,957
New Turkish Lira	3.1	111,700,872
Polish Zloty	3.0	107,121,722
Malaysian Ringgit	2.9	103,360,455
Philippine Peso	2.3	83,146,356
Euro	2.3	81,489,921
Chilean Peso	2.2	78,492,246
Egyptian Pound	1.7	62,906,079
Kuwaiti Dinar	1.7	62,882,813
Qatari Riyal	1.5	55,938,390
United Arab Emirates Dirham	1.3	47,843,227
Colombian Peso	1.2	42,674,034
Czech Koruna	1.2	41,281,202
Russian Ruble	1.1	39,737,853
Hungarian Forint	1.1	39,111,468
Other currency, less than 1% each	10.6	387,499,922

Total Investments	98.8%	$3,585,137,612

26	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio

Sector	Percentage of Net assets	Value
Financials	26.2%	$950,439,595
Telecommunication Services	10.4	378,044,815
Industrials	9.7	351,632,392
Materials	9.5	344,186,956
Consumer Staples	9.0	328,420,237
Energy	8.8	318,324,788
Consumer Discretionary	8.3	302,790,767
Information Technology	8.0	288,806,757
Utilities	5.3	192,394,718
Health Care	3.4	122,763,899
Investment Funds	0.2	7,257,004
Short-Term Investments	0.0 (1)	75,684

Total Investments	98.8%	$3,585,137,612

(1)	Amount is less than 0.05%

27	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2014
Investments, at value (identified cost, $3,086,272,614)	$3,585,137,612
Cash	38,598
Foreign currency, at value (identified cost, $4,878,557)	4,783,954
Dividends receivable	4,369,311
Receivable for investments sold	19,535,280
Receivable for Fund shares sold	33,166,990
Tax reclaims receivable	560,222
Total assets	$3,647,591,967

Liabilities
Demand note payable	$11,600,000
Payable for Fund shares redeemed	1,352,037
Payable to affiliates:
Investment adviser fee	1,402,399
Administration fee	1,558,221
Accrued foreign capital gains taxes	1,458,962
Accrued expenses	4,256
Total liabilities	$17,375,875
Net Assets	$3,630,216,092

Sources of Net Assets
Paid-in capital	$3,144,136,360
Accumulated net realized gain	25,806,964
Accumulated distributions in excess of net investment income	(36,859,790)
Net unrealized appreciation	497,132,558
Total	$3,630,216,092

Institutional Class Shares
Net Assets	$3,630,216,092
Shares Outstanding	78,831,575
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$46.05

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

28	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2014
Dividends (net of foreign taxes, $5,403,192)	$41,862,539
Interest and other income	3,937
Total investment income	$41,866,476

Expenses
Investment adviser fee	$8,807,465
Administration fee	9,786,072
Interest expense	34,417
Total expenses	$18,627,954

Net investment income	$23,238,522

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $111,190)	$62,664,710
Foreign currency transactions	(1,430,207)
Net realized gain	$61,234,503
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $189,841)	$(501,596,479)
Foreign currency	(11,881)
Net change in unrealized appreciation (depreciation)	$(501,608,360)

Net realized and unrealized loss	$(440,373,857)

Net decrease in net assets from operations	$(417,135,335)

29	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014
From operations —
Net investment income	$23,238,522	$56,989,809
Net realized gain from investment and foreign currency transactions	61,234,503	19,025,506
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(501,608,360)	439,976,737
Net increase (decrease) in net assets from operations	$(417,135,335)	$515,992,052
Distributions to shareholders —
From net investment income	$(75,586,163)	$(59,924,112)
Total distributions to shareholders	$(75,586,163)	$(59,924,112)
Transactions in shares of beneficial interest —
Proceeds from sale of shares	$299,507,111	$681,490,216
Net asset value of shares issued to shareholders in payment of distributions declared	58,716,034	46,253,890
Cost of shares redeemed	(123,364,360)	(394,030,705)
Redemption fees	1,751,111	6,445,478
Net increase in net assets from Fund share transactions	$236,609,896	$340,158,879

Net increase (decrease) in net assets	$(256,111,602)	$796,226,819

Net Assets
At beginning of period	$3,886,327,694	$3,090,100,875
At end of period	$3,630,216,092	$3,886,327,694

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(36,859,790)	$15,487,851

30	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Financial Highlights

	Institutional Class
	Six Months Ended December 31, 2014 (Unaudited)		Year Ended June 30,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$52.430		$45.870	$44.060	$51.610	$40.800	$33.060

Income (Loss) From Operations
Net investment income(1)	$0.307		$0.805	$0.941	$0.874	$0.794	$0.634
Net realized and unrealized gain (loss)	(5.729)		6.518	1.724	(7.866)	10.829	7.439

Total income (loss) from operations	$(5.422)		$7.323	$2.665	$(6.992)	$11.623	$8.073

Less Distributions
From net investment income	$(0.981)		$(0.854)	$(0.941)	$(0.631)	$(0.896)	$(0.425)

Total distributions	$(0.981)		$(0.854)	$(0.941)	$(0.631)	$(0.896)	$(0.425)

Redemption fees(1)	$0.023		$0.091	$0.086	$0.073	$0.083	$0.092

Net asset value — End of period	$46.050		$52.430	$45.870	$44.060	$51.610	$40.800

Total Return(2)	(10.29	)%(3)	16.30%	6.14%	(13.32)%	28.74%	24.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,630,216		$3,886,328	$3,090,101	$2,648,747	$2,774,908	$1,849,106
Ratios (as a percentage of average daily net assets):
Expenses	0.95	%(4)	0.95%	0.96%	0.96%	0.95%	0.95%
Net investment income	1.19	%(4)	1.65%	1.98%	1.94%	1.61%	1.54%
Portfolio Turnover	4	%(3)	6%	5%	4%	4%	11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.

31	See Notes to Financial Statements.

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are offered at net asset value and are not subject to a sales charge but are subject to a redemption fee (see Note 1I).

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

32

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

As of December 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

J  Interim Financial Statements — The interim financial statements relating to December 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2014, the Fund, for federal income tax purposes, had capital loss carryforwards of $24,208,274 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on June 30, 2018 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

Additionally, at June 30, 2014, the Fund had a net capital loss of $7,474,556 attributable to security transactions incurred after October 31, 2013 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2015.

33

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,123,048,964

Gross unrealized appreciation	$931,420,751
Gross unrealized depreciation	(469,332,103)

Net unrealized appreciation	$462,088,648

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2014, the investment adviser fee amounted to $8,807,465. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2014, the administration fee amounted to $9,786,072. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2014, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $336,359,749 and $155,314,303, respectively, for the six months ended December 31, 2014.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014

Sales	5,943,443	14,026,341
Issued to shareholders electing to receive payments of distributions in Fund shares	1,270,360	957,638
Redemptions	(2,513,143)	(8,218,631)

Net increase	4,700,660	6,765,348

For the six months ended December 31, 2014 and the year ended June 30, 2014, the Fund received $1,751,111 and $6,445,478, respectively, in redemption fees.

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because

34

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2014, the Fund had a balance outstanding pursuant to this line of credit of $11,600,000 at an interest rate of 1.13%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2014. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2014. The Fund’s average borrowings or allocated fees during the six months ended December 31, 2014 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$32,054,225	$1,569,721,727		$1,148,535	$1,602,924,487
Emerging Europe	32,187,136	583,180,707		0	615,367,843
Latin America	666,960,509	—		548,311	667,508,820
Middle East/Africa	7,389,247	657,587,957		518,171	665,495,375

Total Common Stocks	$738,531,117	$2,810,490,391	**	$2,215,017	$3,551,296,525

Equity-Linked Securities — Saudi Arabia	$—	$26,484,933		$0	$26,484,933
Investment Funds	—	7,257,004		—	7,257,004
Rights	2,115	—		—	2,115
Warrants	21,351	—		—	21,351
Short-Term Investments	—	75,684		—	75,684

Total Investments	$738,614,583	$2,844,308,012		$2,215,017	$3,585,137,612

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

35

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Notes to Financial Statements (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2014 is not presented.

At December 31, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

36

Parametric Tax-Managed Emerging Markets Fund

December 31, 2014

Officers and Trustees

Officers of Parametric Tax-Managed Emerging Markets Fund

Michael W. Weilheimer

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed Emerging Markets Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.14

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: February 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 17, 2015

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: February 17, 2015